M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Shares		Value (Note 1)
	Common Stocks—69.4%

	Australia—4.6%
4,611	29Metals Ltd.*	$2,060
13,414	Accent Group Ltd.	16,904
5,596	Adbri Ltd.*	7,304
3,859	AGL Energy Ltd.†	26,623
3,578	Allkem Ltd.*,†	27,054
4,977	ALS Ltd.	36,704
1,335	Altium Ltd.	37,089
36,996	Alumina Ltd.*,†	22,716
45,536	AMP Ltd.	36,743
3,305	Ampol Ltd.	71,823
2,326	Ansell Ltd.	33,095
12,134	ANZ Group Holdings Ltd.	200,188
8,093	APA Group	43,188
3,471	Appen Ltd.*,†	2,767
1,186	ARB Corp. Ltd.†	23,852
16,116	Ardent Leisure Group Ltd.*,†	4,870
4,699	Aristocrat Leisure Ltd.	123,417
978	ASX Ltd.	35,917
10,882	Atlas Arteria Ltd.§	38,691
477	AUB Group Ltd.	8,937
31,634	Aurizon Holdings Ltd.	70,983
5,034	Aussie Broadband Ltd.*	13,303
9,677	Austal Ltd.§,†	11,697
9,144	Australian Agricultural Co. Ltd.*,†	7,584
2,559	Australian Ethical Investment Ltd.	7,124
12,365	Bank of Queensland Ltd.†	45,633
5,183	Bapcor Ltd.†	22,660
39,961	Beach Energy Ltd.	42,136
4,696	Bega Cheese Ltd.	7,609
27,039	Bellevue Gold Ltd.*,†	24,078
6,079	Bendigo & Adelaide Bank Ltd.	34,903
19,147	BHP Group Ltd.	544,742
7,612	BHP Group Ltd., ADR†	432,971
12,902	BHP Group Ltd., Class DI	368,278
6,410	BlueScope Steel Ltd.	80,118
6,309	Boral Ltd.*	18,051
12,064	Boss Energy Ltd.*	37,619
12,498	Brambles Ltd.	115,070
18,400	Bravura Solutions Ltd.*,†	8,814
2,677	Breville Group Ltd.†	37,866
1,779	Brickworks Ltd.	28,561
3,952	Capricorn Metals Ltd.*	10,469
1,476	carsales.com Ltd.	26,515
8,204	Challenger Ltd.	33,864
9,392	Champion Iron Ltd.†	38,043
5,238	City Chic Collective Ltd.*,†	1,280
15,298	Cleanaway Waste Management Ltd.	23,901
816	Clinuvel Pharmaceuticals Ltd.†	7,718
294	Cochlear Ltd.	48,262
6,045	Codan Ltd.†	30,704
9,946	Coles Group Ltd.	99,503
5,271	Collins Foods Ltd.†	32,433
7,824	Commonwealth Bank of Australia	502,893

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Australia (Continued)
3,080	Computershare Ltd.	$51,408
55,582	Cooper Energy Ltd.*,†	4,288
38,608	Core Lithium Ltd.*,†	10,053
16,210	Coronado Global Resources, Inc., CDI#	20,271
1,547	Corporate Travel Management Ltd.	16,760
5,529	Costa Group Holdings Ltd.	11,127
1,552	Credit Corp. Group Ltd.†	19,339
882	CSL Ltd.	142,224
9,383	CSR Ltd.†	34,085
2,536	Data#3 Ltd.	11,544
18,018	De Grey Mining Ltd.§,*,†	12,917
4,714	Deterra Royalties Ltd.	14,518
1,480	Dicker Data Ltd.†	9,202
4,479	Domain Holdings Australia Ltd.†	11,519
768	Domino's Pizza Enterprises Ltd.†	26,260
18,120	Downer EDI Ltd.†	47,999
3,054	Eagers Automotive Ltd.†	27,353
5,248	Elders Ltd.†	19,503
9,982	Emerald Resources NL*,†	17,328
9,083	Endeavour Group Ltd.	30,776
614	EQT Holdings Ltd.	11,038
7,109	Estia Health Ltd.	13,941
24,998	Evolution Mining Ltd.	52,878
1,597	EVT Ltd.†	11,295
13,551	FleetPartners Group Ltd.*,†	23,873
1,393	Flight Centre Travel Group Ltd.†	17,357
11,421	Fortescue Metals Group Ltd.	153,618
20,944	G8 Education Ltd.†	14,341
5,421	Genesis Minerals Ltd.*	4,827
10,805	Gold Road Resources Ltd.	11,254
7,355	GrainCorp Ltd., Class A	33,386
18,983	Grange Resources Ltd.†	5,797
2,140	GUD Holdings Ltd.†	16,195
9,346	GWA Group Ltd.†	11,087
2,555	Hansen Technologies Ltd.	8,690
17,395	Harvey Norman Holdings Ltd.†	43,283
15,902	Healius Ltd.*	23,516
9,874	Helia Group Ltd.	22,156
10,324	Humm Group Ltd.†	2,921
2,262	IDP Education Ltd.†	31,094
7,594	IGO Ltd.†	61,813
7,978	Iluka Resources Ltd.	39,394
13,872	Imdex Ltd.	13,869
28,249	Incitec Pivot Ltd.	57,031
11,778	Infomedia Ltd.†	11,965
5,200	Inghams Group Ltd.	11,100
16,257	Insignia Financial Ltd.†	25,295
19,190	Insurance Australia Group Ltd.	70,081
7,725	Integral Diagnostics Ltd.†	14,255
1,626	InvoCare Ltd.†	13,162
2,877	IPH Ltd.	13,688
3,090	IRESS Ltd.†	11,563
3,001	James Hardie Industries PLC, CDI*	78,704
1,702	JB Hi-Fi Ltd.†	49,703

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Australia (Continued)
2,979	Johns Lyng Group Ltd.	$12,507
24,130	Karoon Energy Ltd.*	40,958
3,571	Kelsian Group Ltd.†	13,156
7,715	Lendlease Corp. Ltd.	35,615
2,224	Lifestyle Communities Ltd.†	23,165
10,522	Link Administration Holdings Ltd.†	9,336
21,736	Lottery Corp. Ltd.	65,963
1,516	Lovisa Holdings Ltd.	18,851
8,824	Lynas Rare Earths Ltd.*	38,522
668	Macquarie Group Ltd.	72,038
341	Macquarie Technology Group Ltd.*	13,900
3,208	Magellan Financial Group Ltd.	19,017
1,120	Mayne Pharma Group Ltd.†	2,340
1,182	McMillan Shakespeare Ltd.	12,243
16,327	Medibank Pvt Ltd.	36,111
17,899	Metcash Ltd.	43,501
1,307	Mineral Resources Ltd.	56,832
17,383	MMA Offshore Ltd.*	15,535
1,365	Monadelphous Group Ltd.	12,401
39,713	Mount Gibson Iron Ltd.*	11,235
17,488	Myer Holdings Ltd.†	6,409
3,954	MyState Ltd.†	7,856
7,649	Nanosonics Ltd.*,†	20,754
23,896	National Australia Bank Ltd.	446,630
2,783	Netwealth Group Ltd.	27,019
14,683	New Hope Corp. Ltd.	59,947
6,467	Newcrest Mining Ltd.	101,953
2,984	NEXTDC Ltd.*	23,771
9,198	nib holdings Ltd.	43,940
932	Nick Scali Ltd.†	6,640
13,553	Nickel Industries Ltd.	6,535
30,345	Nine Entertainment Co. Holdings Ltd.†	39,996
5,875	Northern Star Resources Ltd.	39,511
12,393	NRW Holdings Ltd.	21,594
10,138	Nufarm Ltd.	30,962
7,566	OFX Group Ltd.*	8,464
5,115	Omni Bridgeway Ltd.*,†	5,920
11,530	oOh!media Ltd.	10,490
4,231	Orica Ltd.	42,410
13,491	Origin Energy Ltd.	76,158
23,252	Orora Ltd.	41,112
42,639	Paladin Energy Ltd.*	30,156
12,923	Perenti Ltd.*	8,974
2,144	Perpetual Ltd.†	28,879
31,929	Perseus Mining Ltd.	33,770
2,443	PEXA Group Ltd.*,†	17,938
28,614	Pilbara Minerals Ltd.†	79,109
1,933	Pinnacle Investment Management Group Ltd.†	11,185
16,745	Platinum Asset Management Ltd.†	13,996
2,030	Premier Investments Ltd.	32,630
573	Pro Medicus Ltd.	30,722
1,615	PWR Holdings Ltd.	11,422
5,039	Qantas Airways Ltd.*	16,782
7,535	QBE Insurance Group Ltd.	76,109

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Australia (Continued)
19,799	Qube Holdings Ltd.	$36,534
18,026	Ramelius Resources Ltd.	16,631
1,195	Ramsay Health Care Ltd.	39,853
355	REA Group Ltd.†	35,223
48,904	Red 5 Ltd.*,†	8,332
1,390	Reece Ltd.†	16,650
19,727	Regis Resources Ltd.*	18,898
13,366	Reliance Worldwide Corp. Ltd.	33,429
53,656	Resolute Mining Ltd.*,†	11,902
9,216	Ridley Corp. Ltd.	13,629
3,221	Rio Tinto Ltd.†	235,155
12,006	Sandfire Resources Ltd.*	47,551
40,802	Santos Ltd.	207,246
2,534	SEEK Ltd.†	35,957
3,265	Select Harvests Ltd.†	8,418
44,942	Service Stream Ltd.†	26,873
1,946	Seven Group Holdings Ltd.	38,974
62,916	Seven West Media Ltd.*,†	12,742
6,363	Sierra Rutile Holdings Ltd.*,†	777
22,687	Sigma Healthcare Ltd.	10,065
30,638	Silver Lake Resources Ltd.*	16,645
3,115	Sims Ltd.	27,098
4,280	SmartGroup Corp. Ltd.†	22,785
7,231	Solvar Ltd.†	4,858
5,553	Sonic Healthcare Ltd.	106,395
56,811	South32 Ltd.	123,825
3,457	Southern Cross Media Group Ltd.†	1,689
21,630	St. Barbara Ltd.*,†	2,434
17,751	Star Entertainment Group Ltd.*	7,019
22,996	Star Entertainment Group Ltd.*,†	9,019
8,257	Steadfast Group Ltd.	29,942
8,934	Suncorp Group Ltd.	80,245
4,830	Super Retail Group Ltd.	37,234
24,332	Superloop Ltd.*,†	10,403
17,571	Syrah Resources Ltd.*,†	5,762
50,321	Tabcorp Holdings Ltd.	30,413
3,536	Technology One Ltd.	35,262
24,704	Telstra Group Ltd.	61,151
32,463	Terracom Ltd.†	9,288
2,964	TPG Telecom Ltd.†	10,405
12,558	Transurban Group	102,461
5,520	Treasury Wine Estates Ltd.	43,760
4,434	United Malt Group Ltd.*	14,083
8,992	Ventia Services Group Pty. Ltd.	16,304
14,458	Viva Energy Group Ltd.#	27,887
3,525	Webjet Ltd.*,†	15,298
6,654	Wesfarmers Ltd.	226,145
24,722	West African Resources Ltd.*	12,239
11,815	Westgold Resources Ltd.*	12,876
15,208	Westpac Banking Corp.	206,804
14,291	Whitehaven Coal Ltd.	65,330
679	WiseTech Global Ltd.	28,398
21,360	Woodside Energy Group Ltd.	500,566

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Australia (Continued)
1,661	Woodside Energy Group Ltd., ADR†	$38,685
7,001	Woolworths Group Ltd.	167,988
2,076	Worley Ltd.	23,238
487	Xero Ltd.*	35,204
3,672	Yancoal Australia Ltd.†	12,206
		10,187,123
	Austria—0.3%
939	ANDRITZ AG	47,474
829	AT&S Austria Technologie & Systemtechnik AG	24,558
1,157	BAWAG Group AG#	53,162
694	CA Immobilien Anlagen AG	23,039
133	DO & Co. AG	14,596
2,395	Erste Group Bank AG	83,104
988	Eurotelesites AG*	4,324
614	EVN AG	16,424
1,377	FACC AG*	8,866
482	Lenzing AG*	19,798
232	Mayr Melnhof Karton AG	31,347
463	Oesterreichische Post AG	15,199
2,138	OMV AG	102,441
552	Palfinger AG	13,044
861	Porr AG	10,687
3,082	Raiffeisen Bank International AG*	44,999
127	Schoeller-Bleckmann Oilfield Equipment AG	7,492
3,952	Telekom Austria AG	27,576
4,149	UNIQA Insurance Group AG	33,601
470	Verbund AG	38,287
884	Vienna Insurance Group AG Wiener Versicherung Gruppe	24,674
2,381	voestalpine AG	65,047
1,970	Wienerberger AG	50,070
		759,809
	Belgium—0.8%
405	Ackermans & van Haaren NV	61,273
4,324	Ageas SA	178,428
5,568	AGFA-Gevaert NV*	10,773
5,257	Anheuser-Busch InBev SA	291,849
69	Argenx SE*	33,601
706	Azelis Group NV	13,965
863	Barco NV	16,770
781	Bekaert SA	35,043
2,798	bpost SA	15,338
105	Cie d'Entreprises CFE	777
174	D'ieteren Group	29,415
7,013	Deceuninck NV	16,089
105	Deme Group NV	11,545
289	Elia Group SA	28,309
1,392	Etablissements Franz Colruyt NV	60,281
1,410	Euronav NV	22,897
2,078	Euronav NV†	34,142
548	EVS Broadcast Equipment SA	15,556
1,400	Fagron	23,845
799	Galapagos NV*	27,479

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Belgium (Continued)
713	Gimv NV	$31,170
534	Ion Beam Applications	5,578
3,331	KBC Group NV	208,273
242	Kinepolis Group NV†	12,051
9	Lotus Bakeries NV	73,172
216	Melexis NV	18,658
2,034	Ontex Group NV*,†	14,946
1,080	Orange Belgium SA*	15,689
5,922	Proximus SADP	48,197
1,437	Recticel SA†	14,251
207	Shurgard Self Storage Ltd.	8,207
214	Sipef NV	11,901
1,351	Solvay SA	149,762
688	Tessenderlo Group SA	19,858
685	UCB SA	56,156
2,988	Umicore SA	70,921
281	VGP NV	26,129
		1,712,294
	Canada—7.6%
553	ADENTRA, Inc.	12,491
5,500	Advantage Energy Ltd.*	37,537
1,679	Aecon Group, Inc.	14,030
607	Ag Growth International, Inc.	23,793
3,500	AGF Management Ltd., Class B	18,424
2,878	Agnico-Eagle Mines Ltd.	130,779
5,042	Aimia, Inc.*	11,433
1,100	Air Canada*	15,695
5,242	Alamos Gold, Inc., Class A	59,158
3,609	Algonquin Power & Utilities Corp.	21,363
1,439	Algonquin Power & Utilities Corp.†	8,519
5,291	Alimentation Couche-Tard, Inc.	268,708
3,374	AltaGas Ltd.	64,710
1,300	Altius Minerals Corp.	21,018
785	Altus Group Ltd.	27,175
600	Andlauer Healthcare Group, Inc.	18,257
9,636	ARC Resources Ltd.	153,807
1,389	Aritzia, Inc.*	24,165
1,300	Atco Ltd., Class I	32,925
553	ATS Corp.*	23,574
84	Aurora Cannabis, Inc.*	49
11,482	B2Gold Corp.	32,969
850	Badger Infrastructure Solutions Ltd.	21,709
4,435	Ballard Power Systems, Inc.*,†	16,276
4,215	Bank of Montreal	355,571
9,349	Bank of Nova Scotia	419,044
800	Bank of Nova Scotia†	36,472
7,297	Barrick Gold Corp.	106,118
1,119	Bausch & Lomb Corp.*	18,967
5,083	Bausch Health Cos., Inc.*	41,852
12,953	Baytex Energy Corp.	57,124

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Canada (Continued)
5,774	BCE, Inc.	$220,396
8,300	Birchcliff Energy Ltd.	47,298
1,900	Bird Construction, Inc.	14,394
4,601	BlackBerry Ltd.*	21,781
1,028	Bombardier, Inc., Class B*	35,845
1,262	Boralex, Inc., Class A	27,112
400	Boyd Group Services, Inc.	71,130
1,680	Brookfield Corp.	52,531
2,384	Brookfield Corp., Class A†	74,548
929	Brookfield Infrastructure Corp., Class A	32,839
385	BRP, Inc.	29,142
1,722	CAE, Inc.*	40,209
902	Cameco Corp.	35,788
1,985	Canaccord Genuity Group, Inc.	11,779
400	Canada Goose Holdings, Inc.*	5,866
1,112	Canada Goose Holdings, Inc.*,†	16,302
7,756	Canadian Imperial Bank of Commerce	299,404
2,000	Canadian National Railway Co.	216,588
1,197	Canadian National Railway Co.†	129,671
10,892	Canadian Natural Resources Ltd.	704,401
1,000	Canadian Pacific Kansas City Ltd.	74,331
1,695	Canadian Pacific Kansas City Ltd.†	126,125
684	Canadian Tire Corp. Ltd., Class A†	73,549
1,300	Canadian Utilities Ltd., Class A	27,469
1,880	Canadian Western Bank	38,950
1,876	Canfor Corp.*	23,301
700	Canopy Growth Corp.*	548
1,494	Capital Power Corp.	41,710
4,800	Capstone Copper Corp.*	20,356
3,000	Cardinal Energy Ltd.†	16,345
3,900	Cascades, Inc.†	35,231
1,124	CCL Industries, Inc., Class B	47,178
2,966	Celestica, Inc.*	72,586
13,554	Cenovus Energy, Inc.	282,201
5,235	Centerra Gold, Inc.	25,592
9,000	CES Energy Solutions Corp.	25,511
1,321	CGI, Inc.*	130,208
4,289	CI Financial Corp.	48,819
900	Cineplex, Inc.*	6,275
440	Cogeco Communications, Inc.	20,367
300	Cogeco, Inc.†	10,882
325	Colliers International Group, Inc.	30,951
131	Colliers International Group, Inc.†	12,478
2,500	Computer Modelling Group Ltd.	15,645
122	Constellation Software, Inc.	251,866
4,700	Converge Technology Solutions Corp.	9,620
5,812	Corus Entertainment, Inc., Class B	4,407
3,354	Crescent Point Energy Corp.	27,805
11,777	Crescent Point Energy Corp.†	97,749
4,900	Crew Energy, Inc.*	21,032

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Canada (Continued)
12,200	Cronos Group, Inc.*	$24,342
1,252	Definity Financial Corp.	34,567
7,600	Denison Mines Corp.*	12,478
511	Descartes Systems Group, Inc.*	37,497
2,240	Dollarama, Inc.	154,330
5,200	Doman Building Materials Group Ltd.	28,254
1,821	Dorel Industries, Inc., Class B*,†	7,763
1,100	DREAM Unlimited Corp., Class A	14,885
6,100	Dundee Precious Metals, Inc.	37,725
742	Dye & Durham Ltd.	7,260
4,100	ECN Capital Corp.	6,943
3,501	Eldorado Gold Corp.*	31,240
5,962	Element Fleet Management Corp.	85,551
1,863	Emera, Inc.	65,042
2,538	Empire Co. Ltd., Class A	69,044
7,917	Enbridge, Inc.	262,651
1,665	Endeavour Mining PLC	32,632
2,894	Endeavour Silver Corp.*	7,032
2,494	Enerflex Ltd.	14,322
3,834	Enerplus Corp.	67,464
882	Enghouse Systems Ltd.	19,468
7,100	Ensign Energy Services, Inc.*	17,041
500	EQB, Inc.	27,756
1,697	Equinox Gold Corp.*	7,178
700	ERO Copper Corp.*	12,070
700	Exchange Income Corp.	23,109
4,400	Extendicare, Inc.	19,664
283	Fairfax Financial Holdings Ltd.	231,019
2,600	Fiera Capital Corp.	10,758
3,498	Finning International, Inc.	103,169
2,505	First Majestic Silver Corp.	12,851
400	First National Financial Corp.	10,499
3,171	First Quantum Minerals Ltd.	74,918
347	FirstService Corp.	50,472
2,589	Fortis, Inc.	98,337
10,041	Fortuna Silver Mines, Inc.*	27,353
356	Franco-Nevada Corp.	47,526
3,500	Freehold Royalties Ltd.	37,880
2,000	Frontera Energy Corp.*	15,829
645	George Weston Ltd.	71,531
1,991	GFL Environmental, Inc.	63,234
2,300	Gibson Energy, Inc.	32,902
571	Gildan Activewear, Inc.	16,004
1,005	Gildan Activewear, Inc.†	28,150
300	goeasy Ltd.	23,552
570	Gran Tierra Energy, Inc.*	3,953
2,643	Great-West Lifeco, Inc.	75,617
400	Guardian Capital Group Ltd., Class A	12,663
1,700	Heroux-Devtek, Inc.*	20,051
7,321	Hudbay Minerals, Inc.	35,628
2,098	Hydro One Ltd.#	53,413
1,752	iA Financial Corp., Inc.	109,899

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Canada (Continued)
3,400	IAMGOLD Corp.*	$7,334
1,311	IGM Financial, Inc.	33,252
2,077	Imperial Oil Ltd.	127,927
3,417	Innergex Renewable Energy, Inc.	25,585
1,388	Intact Financial Corp.	202,357
1,545	Interfor Corp.*	22,921
1,600	Invesque, Inc.*	632
3,868	Ivanhoe Mines Ltd., Class A*	33,148
700	Jamieson Wellness, Inc.#	12,560
500	K-Bro Linen, Inc.	11,688
5,000	K92 Mining, Inc.*	21,241
2,067	Karora Resources, Inc.*	5,829
7,152	Kelt Exploration Ltd.*	38,176
2,848	Keyera Corp.†	66,867
14,007	Kinross Gold Corp.	63,841
3,700	Knight Therapeutics, Inc.*	12,258
600	Labrador Iron Ore Royalty Corp.	14,202
200	Lassonde Industries, Inc., Class A	18,559
800	Laurentian Bank of Canada	17,829
1,700	Leon's Furniture Ltd.	23,055
2,310	Lightspeed Commerce, Inc.*	32,409
1,389	Linamar Corp.	66,911
1,971	Loblaw Cos. Ltd.	167,461
6,780	Logan Energy Corp.*	5,042
8,900	Lucara Diamond Corp.*,†	2,556
1,300	Lundin Gold, Inc.	14,596
8,650	Lundin Mining Corp.	64,513
725	MAG Silver Corp.*	7,518
3,172	Magna International, Inc.	169,991
4,800	Major Drilling Group International, Inc.*	29,226
19,855	Manulife Financial Corp.	362,898
1,530	Maple Leaf Foods, Inc.	29,400
1,800	Martinrea International, Inc.	16,579
1,895	Medical Facilities Corp.	13,198
4,052	MEG Energy Corp.*	78,847
1,500	Methanex Corp.	67,590
1,582	Metro, Inc.	82,160
470	MTY Food Group, Inc.	20,077
2,700	Mullen Group Ltd.	26,677
3,640	National Bank of Canada	241,809
14,800	New Gold, Inc.*	13,620
1,740	NFI Group, Inc.*	16,551
721	North American Construction Group Ltd.	15,622
1,126	North West Co., Inc.	28,352
3,162	Northland Power, Inc.	51,495
6,151	Nutrien Ltd.	379,882
385	Nuvei Corp.	5,775
5,200	NuVista Energy Ltd.*	49,770
1,300	Obsidian Energy Ltd.*	10,686
18,600	OceanaGold Corp.	36,426
1,293	Onex Corp.	75,995
1,253	Open Text Corp.	43,976
2,300	Orla Mining Ltd.*	8,211
1,864	Osisko Gold Royalties Ltd.	21,889

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Canada (Continued)
3,213	Osisko Mining, Inc.*	$5,819
2,072	Pan American Silver Corp.	29,991
2,056	Paramount Resources Ltd., Class A	48,817
2,849	Parex Resources, Inc.	53,467
700	Park Lawn Corp.	9,627
2,635	Parkland Corp.	77,076
1,760	Pason Systems, Inc.	17,467
5,868	Pembina Pipeline Corp.	176,429
4,630	Peyto Exploration & Development Corp.†	46,666
1,800	Pipestone Energy Corp.	2,836
2,800	PrairieSky Royalty Ltd.	51,454
280	Precision Drilling Corp.*	18,762
700	Premium Brands Holdings Corp.†	49,012
3,587	Primo Water Corp.	49,524
1,764	Quebecor, Inc., Class B	37,806
622	RB Global, Inc.	38,943
1,200	Real Matters, Inc.*	5,478
1,200	Restaurant Brands International, Inc.	79,912
745	Richelieu Hardware Ltd.†	21,819
4,204	Rogers Communications, Inc., Class B	161,410
5,300	Rogers Sugar, Inc.	21,032
8,790	Royal Bank of Canada	768,175
1,740	Russel Metals, Inc.	48,706
2,004	Saputo, Inc.	41,902
1,585	Savaria Corp.	16,559
907	Seabridge Gold, Inc.*	9,540
8,505	Secure Energy Services, Inc.	46,713
1,968	Shawcor Ltd.*	23,023
700	Shopify, Inc., Class A*	38,209
1,794	Sienna Senior Living, Inc.	14,120
1,359	Sleep Country Canada Holdings, Inc.#	23,283
1,248	SNC-Lavalin Group, Inc.	41,632
3,390	Spartan Delta Corp.	10,108
400	Spin Master Corp.#	10,057
700	Sprott, Inc.	21,329
4,381	SSR Mining, Inc.	58,188
1,100	Stantec, Inc.	71,373
700	Stelco Holdings, Inc.	19,342
1,100	Stella-Jones, Inc.	52,900
3,623	StorageVault Canada, Inc.	12,057
2,958	Sun Life Financial, Inc.	144,331
7,810	Suncor Energy, Inc.	268,585
7,958	Suncor Energy, Inc.†	273,596
2,900	SunOpta, Inc.*	9,773
3,579	Superior Plus Corp.	27,035
1,699	Surge Energy, Inc.	11,583
10,300	Tamarack Valley Energy Ltd.	29,575
4,400	Taseko Mines Ltd.*	5,588
2,442	TC Energy Corp.	83,980
6,591	TC Energy Corp.†	226,796
6,165	Teck Resources Ltd., Class B	265,503
850	TELUS International CDA, Inc.*	6,465
640	TFI International, Inc.	82,195
527	Thomson Reuters Corp.	64,466

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Canada (Continued)
3,200	Timbercreek Financial Corp.†	$15,926
1,930	TMX Group Ltd.	41,477
1,500	Topaz Energy Corp.	23,666
2,171	Torex Gold Resources, Inc.*	22,585
856	Toromont Industries Ltd.	69,715
7,806	Toronto-Dominion Bank	470,285
1,700	Toronto-Dominion Bank†	102,442
4,137	Tourmaline Oil Corp.	208,183
3,838	TransAlta Corp.	33,428
2,812	TransAlta Renewables, Inc.	25,444
2,100	Transcontinental, Inc., Class A	17,641
12,242	Trican Well Service Ltd.	41,911
3,001	Tricon Residential, Inc.	22,183
496	Trisura Group Ltd.*	11,003
2,344	Vermilion Energy, Inc.	34,291
2,200	Vermilion Energy, Inc.†	32,164
1,800	Wajax Corp.	37,292
787	Waste Connections, Inc.	105,686
2,200	Wesdome Gold Mines Ltd.*	11,484
870	West Fraser Timber Co. Ltd.	63,163
200	West Fraser Timber Co. Ltd.†	14,508
12,500	Western Forest Products, Inc.	7,546
1,100	Westshore Terminals Investment Corp.†	20,401
946	Wheaton Precious Metals Corp.	38,390
11,664	Whitecap Resources, Inc.	98,499
1,081	Winpak Ltd.	30,745
752	WSP Global, Inc.	106,135
		16,747,535
	Denmark—1.9%
2,040	ALK-Abello AS*	22,975
24,690	Alm Brand AS	37,064
2,798	Ambu AS, Class B*	29,295
29	AP Moller - Maersk AS, Class A	51,509
30	AP Moller - Maersk AS, Class B	54,157
2,721	Bang & Olufsen AS*	3,329
1,376	Bavarian Nordic AS*	30,916
1,061	Carlsberg AS, Class B	134,068
408	Chemometec AS*	19,456
646	Chr Hansen Holding AS	39,596
1,351	Coloplast AS, Class B	143,173
805	D/S Norden AS	44,846
4,232	Danske Bank AS	98,594
1,139	Demant AS*	47,243
778	Dfds AS	25,718
1,325	DSV AS	247,741
1,244	FLSmidth & Co. AS	56,289
280	Genmab AS*	99,546
2,467	GN Store Nord AS*	44,675
8,387	H Lundbeck AS	45,297
4,236	H Lundbeck AS, Class A	20,044
818	H+H International AS, Class B*	8,279
3,142	ISS AS	48,414
958	Jyske Bank AS, Registered*	70,236

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Denmark (Continued)
1,970	Matas AS	$27,255
826	Netcompany Group AS#,*	31,462
266	Nilfisk Holding AS*	4,683
927	NKT AS*	48,489
362	NNIT AS#,*	4,362
20,596	Novo Nordisk AS, Class B	1,879,915
1,607	Novozymes AS, Class B	64,855
218	NTG Nordic Transport Group AS*	11,233
611	Orsted AS#	33,354
1,564	Pandora AS	162,199
376	Per Aarsleff Holding AS	17,269
576	Ringkjoebing Landbobank AS	83,365
128	ROCKWOOL AS, Class A	31,064
82	ROCKWOOL AS, Class B	19,906
980	Royal Unibrew AS	75,822
1,644	Scandinavian Tobacco Group AS#	25,052
336	Schouw & Co. AS	22,410
105	Solar AS, Class B	7,070
273	SP Group AS	7,856
1,256	Spar Nord Bank AS	19,478
1,121	Sydbank AS	53,425
822	Topdanmark AS	35,749
543	TORM PLC, Class A†	14,725
2,761	Tryg AS	50,626
4,074	Vestas Wind Systems AS*	87,527
615	Zealand Pharma AS*	26,659
		4,268,270
	Finland—0.9%
1,045	Aktia Bank Oyj	10,054
844	Cargotec Oyj, Class B	35,389
1,476	Caverion Oyj	13,436
2,991	Citycon Oyj*,†	16,776
1,612	Elisa Oyj	74,801
628	Enento Group Oyj#	14,076
25,135	Finnair Oyj*	13,712
945	Fiskars Oyj Abp†	17,424
5,259	Fortum Oyj†	61,133
1,699	Huhtamaki Oyj†	55,954
2,519	Kemira Oyj	39,256
1,396	Kesko Oyj, Class A†	25,534
4,735	Kesko Oyj, Class B	84,953
2,038	Kojamo Oyj	18,099
2,610	Kone Oyj, Class B	110,156
1,119	Konecranes Oyj	37,219
1,919	Lassila & Tikanoja Oyj†	19,761
560	Marimekko Oyj†	6,223
3,137	Metsa Board Oyj, Class B†	25,223
6,084	Metso Oyj	64,027
705	Musti Group Oyj*	13,417
2,330	Neste Oyj†	79,149
14,164	Nokia Oyj	53,430
21,352	Nokia Oyj, ADR†	79,857
3,005	Nokian Renkaat Oyj	23,663

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Finland (Continued)
23,612	Nordea Bank Abp	$259,923
281	Olvi Oyj, Class A	8,972
7,100	Oriola Oyj, Class B†	6,996
727	Orion Oyj, Class A	28,554
1,879	Orion Oyj, Class B	73,940
11,023	Outokumpu Oyj†	46,255
280	QT Group Oyj*	15,405
7,476	Raisio Oyj, Class V	16,322
667	Revenio Group Oyj	14,456
2,463	Sampo Oyj, Class A	106,712
2,191	Sanoma Oyj†	16,122
5,416	Stora Enso Oyj, Class R	68,083
1,519	Terveystalo Oyj#,†	12,141
1,706	TietoEVRY Oyj	38,418
1,633	Tokmanni Group Corp.†	22,703
2,848	UPM-Kymmene Oyj	97,769
775	Uponor Oyj	23,303
559	Vaisala Oyj, Class A	19,621
3,097	Valmet Oyj†	70,922
4,259	Wartsila Oyj Abp	48,428
6,293	YIT Oyj†	14,464
		2,002,231
	France—5.9%
1,445	Accor SA	48,796
335	Aeroports de Paris SA	39,633
971	Air France-KLM*	12,214
1,581	Air Liquide SA	267,175
1,579	Airbus SE	211,980
4,246	ALD SA#	32,927
3,239	Alstom SA†	77,392
609	Alten SA	80,226
514	Amundi SA#	28,992
1,050	Arkema SA	103,862
1,585	Atos SE*,†	11,073
368	Aubay	15,076
3,777	AXA SA	112,529
1,320	Beneteau SA	15,993
446	BioMerieux	43,296
4,454	BNP Paribas SA	284,564
5,145	Bollore SE	27,687
541	Bonduelle SCA†	6,040
3,829	Bouygues SA	134,158
4,585	Bureau Veritas SA	113,965
1,853	Capgemini SE	324,816
7,224	Carrefour SA	124,378
20,011	CGG SA*	14,264
492	Chargeurs SA†	4,198
5,141	Cie de Saint-Gobain SA	309,161
834	Cie des Alpes	11,463
7,397	Cie Generale des Etablissements Michelin SCA	227,341
1,245	Cie Plastic Omnium SE	20,271
1,540	Clariane SE†	9,281
2,606	Coface SA	33,283

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	France (Continued)
5,951	Credit Agricole SA	$73,562
1,317	Danone SA	72,767
150	Dassault Aviation SA	28,292
1,928	Dassault Systemes SE	71,945
3,271	Derichebourg SA	16,531
1,478	Edenred SE	92,632
1,145	Eiffage SA	108,998
1,532	Elior Group SA#,*,†	3,144
5,226	Elis SA	92,050
16,086	Engie SA	247,111
132	Equasens	10,174
228	Eramet SA†	17,416
141	ESI Group*	22,584
545	EssilorLuxottica SA	95,165
4,202	Etablissements Maurel et Prom SA†	21,733
974	Eurazeo SE	58,130
216	Euroapi SA*	2,724
1,271	Eurofins Scientific SE	71,891
947	Euronext NV#	66,080
5,262	Eutelsat Communications SA†	31,099
507	Exclusive Networks SA*,†	9,230
562	Fnac Darty SA	13,785
4,424	Forvia SE*	91,721
557	Gaztransport Et Technigaz SA	68,605
2,993	Getlink SE	47,813
146	Hermes International SCA	267,009
77	ID Logistics Group SACA*	20,311
743	Imerys SA	21,995
264	Interparfums SA	14,681
644	Ipsen SA	84,564
810	IPSOS SA	37,286
530	Jacquet Metals SACA	9,022
1,625	JCDecaux SE*	27,523
685	Kaufman & Broad SA	19,988
708	Kering SA	323,291
792	L'Oreal SA	329,243
1,986	La Francaise des Jeux SAEM#	64,671
454	Lectra†	12,360
1,315	Legrand SA	121,372
180	LISI	4,234
1,777	LVMH Moet Hennessy Louis Vuitton SE	1,345,925
971	Maisons du Monde SA#	7,479
510	Mersen SA	20,382
529	Metropole Television SA	6,700
725	Neoen SA#	21,171
469	Nexans SA	38,205
1,338	Nexity SA†	19,762
23,713	Orange SA	272,266
964	Pernod-Ricard SA	160,879
1,656	Publicis Groupe SA	125,638
993	Quadient SA	20,052
77	Remy Cointreau SA†	9,415
2,934	Renault SA	120,589
5,638	Rexel SA	126,965

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	France (Continued)
14	Robertet SA	$11,945
991	Rubis SCA	22,254
1,961	Safran SA	308,170
2,153	Sanofi	230,995
124	Sartorius Stedim Biotech	29,628
200	Savencia SA	11,461
1,768	Schneider Electric SE	293,430
2,906	SCOR SE	90,543
583	SEB SA	54,642
95	Seche Environnement SA	11,068
7,893	SES SA	51,697
148	SES-imagotag SA*	17,275
2,971	SMCP SA#,*,†	12,062
543	Societe BIC SA	35,852
4,891	Societe Generale SA	119,166
106	Societe LDC SADIR†	13,000
302	Societe pour l'Informatique Industrielle	14,991
781	Sodexo SA	80,523
287	SOITEC*	47,866
344	Sopra Steria Group SACA	71,248
2,556	SPIE SA	74,368
130	Stef SA	14,569
3,434	STMicroelectronics NV	148,800
653	STMicroelectronics NV†	28,183
218	Sword Group	8,355
2,982	Technip Energies NV	74,310
713	Teleperformance SE	90,006
2,268	Television Francaise 1 SA†	17,372
750	Thales SA	105,540
99	Thermador Groupe	8,248
491	Tikehau Capital SCA†	10,823
31,242	TotalEnergies SE	2,058,137
198	Trigano SA	26,900
2,816	Ubisoft Entertainment SA*,†	91,579
5,801	Valeo SE	100,154
3,342	Vallourec SACA*	40,845
4,532	Vantiva SA*,†	738
4,227	Veolia Environnement SA	122,585
1,229	Verallia SA#	48,440
100	Vetoquinol SA	8,247
436	Vicat SACA	13,345
3,644	Vinci SA	404,602
95	Virbac SA	25,712
6,270	Vivendi SE	54,994
988	Voltalia SA, Registered*,†	10,717
385	Wavestone	20,189
2,202	Worldline SA#,*	62,043
1,412	X-Fab Silicon Foundries SE#,*	14,615
		13,046,426
	Germany—4.6%
696	1&1 AG	11,788
2,605	7C Solarparken AG	8,910
79	Adesso SE	8,569

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Germany (Continued)
671	adidas AG	$118,203
536	Adtran Networks SE*	11,362
1,155	Allianz SE, Registered	275,608
157	Amadeus Fire AG	18,557
10,081	Aroundtown SA*	21,018
90	Atoss Software AG	18,650
408	Aurubis AG	30,255
1,862	Auto1 Group SE#,*	11,930
7,909	BASF SE	359,139
546	Basler AG	5,657
9,316	Bayer AG, Registered	447,653
3,464	Bayerische Motoren Werke AG	352,974
474	BayWa AG	16,888
1,396	Bechtle AG	65,295
775	Befesa SA#	23,696
336	Beiersdorf AG	43,392
295	Bertrandt AG	13,723
167	Bijou Brigitte AG	6,056
661	Bilfinger SE	22,670
1,628	Borussia Dortmund GmbH & Co. KGaA*	6,756
2,622	Brenntag SE	203,695
603	CANCOM SE	16,104
161	Carl Zeiss Meditec AG, Bearer Shares	14,097
3,791	Ceconomy AG*	8,040
159	Cewe Stiftung & Co. KGAA	14,810
10,052	Commerzbank AG	114,671
502	CompuGroup Medical SE & Co. KgaA	19,680
1,368	Continental AG	96,556
1,617	Covestro AG#,*	87,291
1,025	CropEnergies AG	8,583
886	CTS Eventim AG & Co. KGaA	50,443
3,904	Daimler Truck Holding AG	135,465
633	Delivery Hero SE#,*	18,183
182	Dermapharm Holding SE	7,527
11,171	Deutsche Bank AG, Registered	123,420
730	Deutsche Beteiligungs AG	24,311
1,071	Deutsche Boerse AG	185,360
395	Deutsche EuroShop AG	7,634
9,773	Deutsche Lufthansa AG, Registered*	77,556
3,746	Deutsche Pfandbriefbank AG#	26,654
9,756	Deutsche Post AG	397,471
38,581	Deutsche Telekom AG, Registered	810,411
667	Deutsche Wohnen SE	15,161
889	Duerr AG	24,155
1,022	DWS Group GmbH & Co. KGaA#	34,792
9,085	E.ON SE	107,577
465	Eckert & Ziegler Strahlen- und Medizintechnik AG	15,889
185	Elmos Semiconductor SE	12,498
1,760	Encavis AG*	24,795
101	Energiekontor AG	8,222
1,721	Evonik Industries AG	31,523
1,228	Evotec SE*	24,538
655	Fielmann Group AG	28,309
2,658	flatexDEGIRO AG*	23,313

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Germany (Continued)
796	Fraport AG Frankfurt Airport Services Worldwide*	$42,281
2,540	Freenet AG	59,563
2,330	Fresenius Medical Care AG & Co. KGaA	100,605
4,391	Fresenius SE & Co. KGaA	136,765
496	FUCHS SE	15,915
2,584	GEA Group AG	95,508
652	Gerresheimer AG	68,554
287	Gesco SE	6,402
455	GFT Technologies SE	12,690
1,489	Grand City Properties SA*	14,082
640	GRENKE AG	14,006
738	Hamburger Hafen und Logistik AG	13,124
462	Hannover Rueck SE	101,549
301	Hapag-Lloyd AG#	54,800
1,620	Heidelberg Materials AG	125,921
6,593	Heidelberger Druckmaschinen AG*	8,441
122	Hella GmbH & Co. KGaA	8,642
2,618	HelloFresh SE*	78,276
462	Henkel AG & Co. KGaA	29,170
760	Hensoldt AG	22,450
426	HOCHTIEF AG	43,125
322	Hornbach Holding AG & Co. KGaA	20,579
1,048	Hugo Boss AG	66,391
38	Hypoport SE*	5,155
721	Indus Holding AG	15,322
12,578	Infineon Technologies AG	416,962
790	Instone Real Estate Group SE#	4,903
788	Jenoptik AG	19,995
268	JOST Werke SE#	12,864
1,380	KION Group AG	53,093
741	Knorr-Bremse AG	47,146
434	Koenig & Bauer AG*	6,433
959	Kontron AG	18,595
326	Krones AG	33,622
459	KWS Saat SE & Co. KGaA	26,981
1,173	LANXESS AG	29,826
930	LEG Immobilien SE*	64,245
10,767	Mercedes-Benz Group AG	750,053
392	Merck KGaA	65,544
3,251	METRO AG*	22,444
2,085	MLP SE	10,614
466	MTU Aero Engines AG	84,618
645	Muenchener Rueckversicherungs-Gesellschaft AG, Registered	251,699
147	Nagarro SE*	10,654
766	Nemetschek SE	46,874
33	New Work SE	3,454
188	Nexus AG	10,276
1,039	Norma Group SE	19,278
390	OHB SE	17,627
471	Patrizia SE	3,745
53	Pfeiffer Vacuum Technology AG	8,203
2,884	ProSiebenSat.1 Media SE	19,533
1,625	Puma SE	101,020
458	PVA TePla AG*	7,447

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Germany (Continued)
1,192	QIAGEN NV*	$48,229
86	Rational AG	54,554
420	Rheinmetall AG	108,303
828	RTL Group SA	28,451
3,773	RWE AG	140,214
844	Salzgitter AG	22,397
962	SAP SE	124,917
323	Scout24 SE#	22,422
25	Secunet Security Networks AG	5,313
2,542	SGL Carbon SE*	17,751
4,290	Siemens AG, Registered	615,300
3,787	Siemens Energy AG*	49,567
848	Siemens Healthineers AG#	43,034
526	Siltronic AG	45,017
337	Sixt SE	31,283
194	SMA Solar Technology AG*	12,604
351	Stabilus SE	19,649
286	STRATEC SE	13,380
759	Stroeer SE & Co. KGaA	33,783
2,282	Suedzucker AG	33,970
459	Symrise AG	43,830
2,651	Synlab AG	28,280
2,135	TAG Immobilien AG*	22,419
1,202	Takkt AG	16,317
879	Talanx AG	55,759
1,776	TeamViewer SE#,*	29,968
420	Technotrans SE	7,393
14,643	Telefonica Deutschland Holding AG	26,241
8,985	thyssenkrupp AG	68,643
2,367	United Internet AG, Registered	50,701
426	VERBIO Vereinigte BioEnergie AG	17,164
622	Vitesco Technologies Group AG*	50,472
418	Volkswagen AG	55,109
4,135	Vonovia SE	99,719
257	Vossloh AG	10,733
362	Wacker Chemie AG	51,917
904	Wacker Neuson SE	18,446
209	Washtec AG	7,402
959	Wuestenrot & Wuerttembergische AG	14,681
1,374	Zalando SE#,*	30,695
11	Zeal Network SE	367
		10,200,941
	Hong Kong—1.4%
61,800	AIA Group Ltd.	503,889
6,700	ASMPT Ltd.	59,976
27,040	Bank of East Asia Ltd.	33,563
28,000	BOC Hong Kong Holdings Ltd.	76,696
9,600	Budweiser Brewing Co. APAC Ltd.#	18,953
10,000	Cafe de Coral Holdings Ltd.	10,816
26,181	Cathay Pacific Airways Ltd.*	26,880
15,000	Chow Sang Sang Holdings International Ltd.	18,523
20,400	Chow Tai Fook Jewellery Group Ltd.	30,740
56,000	CITIC Telecom International Holdings Ltd.	22,168

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Germany (Continued)
10,906	CK Asset Holdings Ltd.	$57,448
16,000	CK Hutchison Holdings Ltd.	85,609
6,000	CK Infrastructure Holdings Ltd.	28,387
9,000	CLP Holdings Ltd.	66,601
8,000	Cowell e Holdings, Inc.*	15,957
6,000	Dah Sing Banking Group Ltd.	3,969
4,800	Dah Sing Financial Holdings Ltd.	10,151
16,000	EC Healthcare	6,211
78,750	Esprit Holdings Ltd.*	3,218
17,600	ESR Group Ltd.#	24,722
62,947	Far East Consortium International Ltd.	12,942
58,000	First Pacific Co. Ltd.	22,960
41,000	FIT Hon Teng Ltd.#,*	5,340
7,800	Fosun Tourism Group#,*	7,401
5,000	Galaxy Entertainment Group Ltd.	30,105
40,000	Giordano International Ltd.	12,719
7,361	Great Eagle Holdings Ltd.	12,483
142,000	Guotai Junan International Holdings Ltd.	11,061
118,800	Haitong International Securities Group Ltd.§,*	10,771
8,000	Hang Lung Group Ltd.	11,278
23,000	Hang Lung Properties Ltd.	31,485
3,800	Hang Seng Bank Ltd.	47,288
8,500	Henderson Land Development Co. Ltd.	22,414
24,500	HK Electric Investments & HK Electric Investments Ltd.	14,047
35,000	HKBN Ltd.	14,258
19,200	HKR International Ltd.	4,070
56,000	HKT Trust & HKT Ltd.	58,496
68,457	Hong Kong & China Gas Co. Ltd.	47,731
6,606	Hong Kong Exchanges & Clearing Ltd.	246,830
19,000	Hong Kong Technology Venture Co. Ltd.*	7,327
14,179	Hongkong & Shanghai Hotels Ltd.*	11,389
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	6,832
9,000	Hysan Development Co. Ltd.	17,446
41,000	IGG, Inc.*	16,911
5,602	Johnson Electric Holdings Ltd.	6,896
37,000	K Wah International Holdings Ltd.	10,395
13,000	Kerry Logistics Network Ltd.	11,621
13,500	Kerry Properties Ltd.	22,963
9,000	Kowloon Development Co. Ltd.	7,861
9,750	L'Occitane International SA	29,134
11,000	Luk Fook Holdings International Ltd.	28,515
26,800	Man Wah Holdings Ltd.	18,823
480,000	Mason Group Holdings Ltd.*	1,961
8,000	Miramar Hotel & Investment	10,686
6,185	MTR Corp. Ltd.	24,484
28,188	NagaCorp Ltd.*	13,606
14,000	New World Development Co. Ltd.	27,246
44,000	NewOcean Energy Holdings Ltd.§,*	39
38,000	NWS Holdings Ltd.	43,285
22,000	Oriental Watch Holdings	10,872
168,000	Pacific Basin Shipping Ltd.	48,485
7,128	Pacific Century Premium Developments Ltd.*	255
29,000	Pacific Textiles Holdings Ltd.	5,999
59,789	PCCW Ltd.	27,257

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Hong Kong (Continued)
6,000	Power Assets Holdings Ltd.	$29,039
4,800	PRADA SpA	28,257
23,700	Samsonite International SA#,*	81,412
9,600	Sands China Ltd.*	29,422
26,000	Shangri-La Asia Ltd.*	17,796
100,000	Shun Tak Holdings Ltd.*	14,558
138,000	Singamas Container Holdings Ltd.	9,692
34,753	Sino Land Co. Ltd.	39,187
34,000	SITC International Holdings Co. Ltd.	57,137
31,250	SJM Holdings Ltd.*	12,291
13,500	SmarTone Telecommunications Holdings Ltd.	6,827
11,500	Stella International Holdings Ltd.	11,528
31,000	Sun Hung Kai & Co. Ltd.	10,649
5,500	Sun Hung Kai Properties Ltd.	58,856
27,000	SUNeVision Holdings Ltd.	11,171
4,500	Swire Pacific Ltd., Class A	30,370
15,000	Swire Pacific Ltd., Class B	16,396
6,200	Swire Properties Ltd.	12,937
10,000	Techtronic Industries Co. Ltd.	97,051
12,000	Television Broadcasts Ltd.*	4,888
18,500	Texhong International Group Ltd.*	10,229
170,000	Theme International Holdings Ltd.*	14,111
7,983	Transport International Holdings Ltd.	10,041
30,000	United Laboratories International Holdings Ltd.	30,379
32,000	Value Partners Group Ltd.	10,093
12,000	Vitasoy International Holdings Ltd.	14,527
24,000	VSTECS Holdings Ltd.	13,485
5,400	VTech Holdings Ltd.	32,341
135,326	WH Group Ltd.#	71,025
8,000	Wharf Real Estate Investment Co. Ltd.	30,903
27,512	Xinyi Glass Holdings Ltd.	35,624
14,500	Yue Yuen Industrial Holdings Ltd.	16,665
29,000	Zensun Enterprises Ltd.*	648
		3,007,979
	Ireland—0.3%
19,650	AIB Group PLC	88,501
14,825	Bank of Ireland Group PLC	145,609
10,801	Cairn Homes PLC	12,493
4,637	Dalata Hotel Group PLC	19,683
821	FBD Holdings PLC	10,590
277	Flutter Entertainment PLC*	45,364
3,602	Glanbia PLC	59,446
7,929	Glenveagh Properties PLC#,*	8,358
1,946	Irish Continental Group PLC	9,197
945	Kerry Group PLC, Class A	79,109
1,365	Kingspan Group PLC	102,406
4,344	Permanent TSB Group Holdings PLC*	9,874
3,668	Smurfit Kappa Group PLC	122,389
		713,019
	Israel—0.7%
182	AFI Properties Ltd.*	6,179
734	Airport City Ltd.*	11,277

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Israel (Continued)
1,386	Alony Hetz Properties & Investments Ltd.	$9,484
160	Alrov Properties & Lodgings Ltd.	5,793
2,317	Amot Investments Ltd.	11,207
282	Ashdod Refinery Ltd.*	7,800
471	Ashtrom Group Ltd.	6,412
277	AudioCodes Ltd.	2,800
2,639	Azorim-Investment Development & Construction Co. Ltd.*	9,472
154	Azrieli Group Ltd.	7,889
10,326	Bank Hapoalim BM	91,746
15,548	Bank Leumi Le-Israel BM	128,442
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.	31,757
92	Big Shopping Centers Ltd.*	7,598
124	Blue Square Real Estate Ltd.	7,064
63	Brack Capital Properties NV*	5,262
726	Camtek Ltd.*	44,729
2,356	Cellcom Israel Ltd.*	7,610
1,006	Clal Insurance Enterprises Holdings Ltd.*	15,564
66	Danel Adir Yeoshua Ltd.	5,392
764	Delek Automotive Systems Ltd.	4,707
153	Delek Group Ltd.	22,691
611	Delta Galil Ltd.	23,644
96	Elbit Systems Ltd.	19,006
30	Electra Ltd.	11,491
986	Electra Real Estate Ltd.	9,461
4,030	Energix-Renewable Energies Ltd.	11,876
899	Enlight Renewable Energy Ltd.*	14,160
567	Equital Ltd.*	18,021
166	Fattal Holdings 1998 Ltd.*	16,712
699	First International Bank Of Israel Ltd.	29,981
153	Formula Systems 1985 Ltd.	11,272
122	Formula Systems 1985 Ltd., ADR†	8,875
294	Fox Wizel Ltd.	20,356
1,517	Gav-Yam Lands Corp. Ltd.	9,625
2,147	Harel Insurance Investments & Financial Services Ltd.	16,954
313	Hilan Ltd.	16,207
8,898	ICL Group Ltd.	49,152
275	IDI Insurance Co. Ltd.	6,422
135	IES Holdings Ltd.*	7,981
2,482	Inrom Construction Industries Ltd.	7,652
6,972	Isracard Ltd.	28,787
2,814	Israel Canada T.R Ltd.	7,014
14,768	Israel Discount Bank Ltd., Class A	79,719
1,789	Israel Land Development Co. Ltd.	15,853
50	Isras Investment Co. Ltd.	9,332
302	Kenon Holdings Ltd.	6,967
521	Lapidoth Capital Ltd.	9,059
325	M Yochananof & Sons Ltd.	13,215
3,710	Magic Software Enterprises Ltd.	41,886
1,175	Matrix IT Ltd.	24,028
1,507	Maytronics Ltd.	15,816
4,151	Mediterranean Towers Ltd.	9,307
252	Mega Or Holdings Ltd.*	4,505
298	Melisron Ltd.	18,586
526	Menora Mivtachim Holdings Ltd.	12,259

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Israel (Continued)
12,957	Migdal Insurance & Financial Holdings Ltd.	$15,871
8,220	Mivne Real Estate KD Ltd.	19,745
1,572	Mizrahi Tefahot Bank Ltd.	56,916
2,005	Naphtha Israel Petroleum Corp. Ltd.	11,486
156	Nice Ltd.*	26,384
12	Nice Ltd., ADR*,†	2,040
674	Nova Ltd.*	75,522
70,417	Oil Refineries Ltd.	23,243
1,226	One Software Technologies Ltd.	15,431
1,134	OPC Energy Ltd.*	7,334
2,397	Partner Communications Co. Ltd.*	9,389
282	Paz Oil Co. Ltd.*	23,252
499	Perion Network Ltd.*	15,293
3,099	Phoenix Holdings Ltd.	32,190
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	16,132
313	Scope Metals Group Ltd.*	9,831
1,415	Shapir Engineering and Industry Ltd.	9,504
5,468	Shikun & Binui Ltd.*	14,650
2,661	Shufersal Ltd.*	12,341
700	Strauss Group Ltd.*	14,694
1,314	Summit Real Estate Holdings Ltd.	16,853
67	Tadiran Group Ltd.	4,734
3,209	Tamar Petroleum Ltd.#	13,823
2,274	Tel Aviv Stock Exchange Ltd.*	13,056
526	Tera Light Ltd.*	936
2,579	Teva Pharmaceutical Industries Ltd., ADR*	26,306
862	Tower Semiconductor Ltd.*	21,171
171	YH Dimri Construction & Development Ltd.	11,114
		1,575,297
	Italy—2.0%
32,247	A2A SpA	57,481
1,164	ACEA SpA†	12,688
2,108	Amplifon SpA	62,671
6,692	Anima Holding SpA#	28,088
1,954	Ariston Holding NV	12,736
1,736	Assicurazioni Generali SpA	35,542
1,709	Azimut Holding SpA	37,365
633	Banca Generali SpA	22,426
801	Banca IFIS SpA	13,863
4,703	Banca Mediolanum SpA	40,285
9,508	Banca Monte dei Paschi di Siena SpA*	24,276
9,396	Banca Popolare di Sondrio SPA	48,438
26,982	Banco BPM SpA	129,369
2,332	BFF Bank SpA#	23,336
26,017	BPER Banca	79,686
2,680	Brembo SpA	33,321
605	Brunello Cucinelli SpA	46,086
1,230	Buzzi SpA	33,707
3,016	Cairo Communication SpA†	5,134
1,300	Carel Industries SpA#	31,199
27,159	CIR SpA-Compagnie Industriali*	11,600
3,914	Credito Emiliano SpA	32,194
5,195	d'Amico International Shipping SA	25,298

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Italy (Continued)
660	Danieli & C Officine Meccaniche SpA†	$18,770
1,879	Davide Campari-Milano NV	22,180
1,567	De' Longhi SpA†	34,161
279	DiaSorin SpA	25,492
1,488	doValue SpA#,†	5,813
3,319	Enav SpA#,†	12,296
77,219	Enel SpA	475,144
26,813	Eni SpA†	432,478
766	ERG SpA†	18,497
1,308	Esprinet SpA†	6,707
660	Ferrari NV	195,170
18,781	Fincantieri SpA*,†	9,352
4,430	FinecoBank Banca Fineco SpA	53,932
725	Gruppo MutuiOnline SpA†	19,124
18,101	Hera SpA	49,566
1,991	Infrastrutture Wireless Italiane SpA#	23,713
550	Interpump Group SpA	25,289
32,221	Intesa Sanpaolo SpA	83,120
9,018	Iren SpA	17,400
7,345	Italgas SpA	37,678
803	Italmobiliare SpA†	20,375
3,666	Iveco Group NV*	34,348
4,422	Leonardo SpA	63,863
4,946	Mediobanca Banca di Credito Finanziario SpA	65,521
15,202	MFE-MediaForEurope NV, Class A	6,426
8,088	MFE-MediaForEurope NV, Class A†	5,084
1,242	Moncler SpA	72,326
3,909	Nexi SpA#,*	23,921
9,750	OVS SpA#	20,287
7,136	Piaggio & C SpA	22,830
8,488	Pirelli & C SpA#	40,930
4,004	Poste Italiane SpA#	42,197
1,595	Prysmian SpA	64,333
2,926	RAI Way SpA#	15,313
1,018	Recordati Industria Chimica e Farmaceutica SpA	48,120
272	Reply SpA	25,608
14,895	Safilo Group SpA*,†	13,354
514	Salvatore Ferragamo SpA†	6,815
25,157	Saras SpA†	36,053
103	Sesa SpA†	10,830
8,903	Snam SpA	41,877
575	SOL SpA	16,292
1,551	Spaxs SpA	8,642
20,599	Stellantis NV	396,583
4,733	Stellantis NV†	90,542
3,313	Tamburi Investment Partners SpA†	29,422
2,650	Technogym SpA#	20,509
1,265	Technoprobe SpA*,†	9,964
246,028	Telecom Italia SpA*	77,019
1,807	Tenaris SA	28,628
1,050	Tenaris SA, ADR	33,180
8,734	Terna - Rete Elettrica Nazionale	65,820
584	Tod's SpA*,†	21,153
13,445	UniCredit SpA	323,101

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Italy (Continued)
7,073	Unipol Gruppo SpA	$38,302
9,399	UnipolSai Assicurazioni SpA†	22,716
1,116	Zignago Vetro SpA	16,731
		4,291,686
	Japan—15.8%
1,200	77 Bank Ltd.†	25,455
2,700	A&D HOLON Holdings Co. Ltd.	30,751
1,800	ABC-Mart, Inc.	32,377
4,900	Acom Co. Ltd.	11,437
1,200	Adastria Co. Ltd.	23,134
1,500	ADEKA Corp.	25,661
4,800	Advantest Corp.†	134,293
6,400	Aeon Co. Ltd.	126,874
1,100	Aeon Delight Co. Ltd.	24,217
2,900	AEON Financial Service Co. Ltd.	25,004
2,100	Aeon Mall Co. Ltd.	24,732
2,900	AGC, Inc.	101,764
1,300	Ai Holdings Corp.	20,600
700	Aica Kogyo Co. Ltd.	15,631
2,900	Aida Engineering Ltd.	19,464
8,600	Aiful Corp.	22,329
900	Ain Holdings, Inc.	26,559
3,100	Air Water, Inc.	38,646
1,700	Aisin Corp.	64,273
1,700	Ajinomoto Co., Inc.	65,570
1,200	Alconix Corp.†	10,873
1,400	Alfresa Holdings Corp.†	22,999
6,900	Alps Alpine Co. Ltd.†	59,909
400	Altech Corp.	6,785
2,700	Amada Co. Ltd.	27,182
1,000	Amano Corp.	21,962
1,100	Amvis Holdings, Inc.	19,160
1,600	ANA Holdings, Inc.*	33,544
4,300	Anicom Holdings, Inc.	17,696
4,100	Anritsu Corp.†	29,288
1,100	AOKI Holdings, Inc.†	7,442
900	Aoyama Trading Co. Ltd.	10,064
1,800	Aozora Bank Ltd.†	36,797
500	Arata Corp.	18,670
1,200	ARCLANDS Corp.	12,816
1,000	Arcs Co. Ltd.	18,221
2,000	ARE Holdings, Inc.†	25,388
400	Argo Graphics, Inc.	8,887
1,400	Arisawa Manufacturing Co. Ltd.	9,930
300	Aruhi Corp.	1,837
500	As One Corp.†	18,268
1,800	Asahi Diamond Industrial Co. Ltd.†	10,672
2,300	Asahi Group Holdings Ltd.	86,035
1,600	Asahi Intecc Co. Ltd.	28,779
15,000	Asahi Kasei Corp.	94,342
700	Asahi Yukizai Corp.	17,308
1,200	Asanuma Corp.	28,828
1,100	Asics Corp.	38,446

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,400	ASKUL Corp.	$18,362
5,700	Astellas Pharma, Inc.	79,107
1,600	Autobacs Seven Co. Ltd.†	16,938
800	Avex, Inc.	7,725
800	Awa Bank Ltd.	12,270
400	Axial Retailing, Inc.	10,024
1,000	AZ-COM MARUWA Holdings, Inc.	14,240
1,100	Azbil Corp.	33,698
2,300	Bandai Namco Holdings, Inc.	46,819
600	Bank of Kyoto Ltd.*	33,818
1,300	Bank of the Ryukyus Ltd.†	9,917
1,000	BayCurrent Consulting, Inc.	33,445
300	Belc Co. Ltd.	13,791
1,300	Bell System24 Holdings, Inc.	13,745
1,300	Belluna Co. Ltd.†	5,846
1,000	Benefit One, Inc.	7,237
2,400	Benesse Holdings, Inc.†	29,382
1,500	Bic Camera, Inc.†	11,071
900	BIPROGY, Inc.	22,488
500	BML, Inc.	9,355
4,800	Bridgestone Corp.	187,227
2,300	Brother Industries Ltd.	37,069
3,200	Bunka Shutter Co. Ltd.†	23,683
400	C Uyemura & Co. Ltd.	25,241
1,700	Calbee, Inc.	32,353
900	Canon Electronics, Inc.	11,389
1,200	Canon Marketing Japan, Inc.	31,132
4,700	Canon, Inc.	113,380
1,000	Capcom Co. Ltd.	36,035
2,700	Casio Computer Co. Ltd.†	22,648
600	Central Glass Co. Ltd.†	11,904
3,500	Central Japan Railway Co.	85,135
600	Change Holdings, Inc.†	7,070
3,700	Chiba Bank Ltd.	26,926
7,600	Chiyoda Corp.*,†	19,275
600	Chofu Seisakusho Co. Ltd.	8,415
3,800	Chubu Electric Power Co., Inc.	48,492
700	Chudenko Corp.	11,312
4,200	Chugai Pharmaceutical Co. Ltd.	129,957
3,500	Chugin Financial Group, Inc.	26,149
3,900	Chugoku Electric Power Co., Inc.	24,012
2,300	Chugoku Marine Paints Ltd.†	20,855
5,400	Citizen Watch Co. Ltd.†	33,244
1,300	CKD Corp.	17,929
2,600	Coca-Cola Bottlers Japan Holdings, Inc.	34,205
600	Colowide Co. Ltd.†	9,696
1,700	Computer Engineering & Consulting Ltd.	18,167
900	COMSYS Holdings Corp.†	18,826
1,300	Comture Corp.	20,156
8,000	Concordia Financial Group Ltd.	36,483
1,000	Cosmo Energy Holdings Co. Ltd.	35,198
200	Cosmos Pharmaceutical Corp.	20,470
1,500	Create Restaurants Holdings, Inc.	11,463
600	Create SD Holdings Co. Ltd.	13,611

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,900	Credit Saison Co. Ltd.	$30,139
600	CTI Engineering Co. Ltd.	18,047
3,600	CyberAgent, Inc.†	19,424
1,700	Cybozu, Inc.	23,070
1,000	Dai Nippon Printing Co. Ltd.	26,031
1,000	Dai-Dan Co. Ltd.	9,937
7,200	Dai-ichi Life Holdings, Inc.	149,213
4,700	Daicel Corp.	39,345
3,700	Daido Metal Co. Ltd.	14,113
600	Daido Steel Co. Ltd.†	24,415
1,500	Daifuku Co. Ltd.	28,401
500	Daihen Corp.	16,930
700	Daiho Corp.	18,479
900	Daiichi Jitsugyo Co. Ltd.	11,214
1,100	Daiichi Sankyo Co. Ltd.	30,224
900	Daiichikosho Co. Ltd.	14,620
1,900	Daiki Aluminium Industry Co. Ltd.	16,605
1,500	Daikin Industries Ltd.	235,630
1,400	Daikyonishikawa Corp.	7,541
4,000	Daio Paper Corp.†	32,762
1,280	Daiseki Co. Ltd.	34,261
400	Daishi Hokuetsu Financial Group, Inc.	10,158
660	Daito Pharmaceutical Co. Ltd.	10,379
700	Daito Trust Construction Co. Ltd.	73,775
5,200	Daiwa House Industry Co. Ltd.	139,708
9,500	Daiwa Securities Group, Inc.†	54,868
1,400	Daiwabo Holdings Co. Ltd.	26,840
2,200	DCM Holdings Co. Ltd.	17,872
1,200	DeNA Co. Ltd.	12,065
2,000	Denka Co. Ltd.†	36,175
6,400	Denso Corp.	102,827
900	Dentsu Group, Inc.	26,499
1,000	Dexerials Corp.†	24,692
1,200	DIC Corp.	19,501
400	Digital Arts, Inc.†	12,380
700	dip Corp.	17,238
600	Disco Corp.	110,733
1,800	DMG Mori Co. Ltd.	30,630
1,100	Doutor Nichires Holdings Co. Ltd.	17,151
1,100	Dowa Holdings Co. Ltd.	34,235
600	DTS Corp.	12,808
1,000	Duskin Co. Ltd.	21,681
400	DyDo Group Holdings, Inc.	14,748
1,100	Eagle Industry Co. Ltd.	12,469
700	Earth Corp.	23,046
1,100	East Japan Railway Co.	62,972
1,100	Ebara Corp.	51,592
2,100	EDION Corp.†	20,770
1,000	eGuarantee, Inc.	13,035
1,400	Eiken Chemical Co. Ltd.	12,797
600	Eisai Co. Ltd.	33,340
300	Eizo Corp.	10,178
600	Elecom Co. Ltd.	6,998
1,700	Electric Power Development Co. Ltd.	27,507

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
700	en-Japan, Inc.	$10,905
37,400	ENEOS Holdings, Inc.	147,633
1,500	eRex Co. Ltd.†	7,699
2,400	ES-Con Japan Ltd.	14,984
1,000	Exedy Corp.	17,492
1,900	EXEO Group, Inc.†	38,956
1,000	Ezaki Glico Co. Ltd.	27,469
900	Fancl Corp.	13,755
2,900	FANUC Corp.	75,547
1,000	Fast Retailing Co. Ltd.	218,081
1,100	FCC Co. Ltd.	13,846
1,100	Ferrotec Holdings Corp.	21,052
2,200	Food & Life Cos. Ltd.	37,010
900	Foster Electric Co. Ltd.	5,968
800	FP Corp.	12,861
1,100	Fudo Tetra Corp.	14,773
900	Fuji Co. Ltd.	10,756
1,600	Fuji Corp.	24,882
1,000	Fuji Electric Co. Ltd.	45,142
500	Fuji Kyuko Co. Ltd.	15,575
1,600	Fuji Media Holdings, Inc.	17,152
700	Fuji Oil Holdings, Inc.	10,621
700	Fuji Seal International, Inc.	8,347
1,000	Fuji Soft, Inc.	32,388
400	Fujibo Holdings, Inc.	9,623
700	Fujicco Co. Ltd.	9,031
1,600	FUJIFILM Holdings Corp.	92,698
3,400	Fujikura Ltd.†	27,336
900	Fujimi, Inc.†	18,098
500	Fujimori Kogyo Co. Ltd.	12,430
1,700	Fujitsu Ltd.†	200,214
400	Fukuda Denshi Co. Ltd.	14,534
800	Fukui Computer Holdings, Inc.	14,267
1,200	Fukuoka Financial Group, Inc.	28,739
500	Fukushima Galilei Co. Ltd.	16,244
600	Fukuyama Transporting Co. Ltd.	15,779
1,200	FULLCAST Holdings Co. Ltd.	15,112
1,000	Funai Soken Holdings, Inc.	17,465
900	Furukawa Co. Ltd.	10,118
1,200	Furukawa Electric Co. Ltd.	19,127
1,200	Furuno Electric Co. Ltd.	11,097
400	Furuya Metal Co. Ltd.	27,650
400	Fuso Chemical Co. Ltd.	10,519
800	Futaba Corp.	2,843
2,000	Future Corp.	20,155
500	Fuyo General Lease Co. Ltd.	40,317
800	G-7 Holdings, Inc.	6,638
2,200	G-Tekt Corp.	26,793
3,500	Gakken Holdings Co. Ltd.	20,400
800	Geo Holdings Corp.	12,698
1,600	Giken Ltd.	21,520
700	GLOBERIDE, Inc.†	9,462
1,000	Glory Ltd.	19,955
900	GMO internet group, Inc.	13,942

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
300	GMO Payment Gateway, Inc.	$16,415
700	Goldcrest Co. Ltd.†	10,385
400	Goldwin, Inc.	27,141
1,000	GS Yuasa Corp.	17,820
1,100	GungHo Online Entertainment, Inc.	17,375
4,900	Gunma Bank Ltd.	22,874
600	Gunze Ltd.	18,108
1,500	H.U. Group Holdings, Inc.†	25,495
1,700	H2O Retailing Corp.†	20,636
5,000	Hachijuni Bank Ltd.†	27,600
800	Hagiwara Electric Holdings Co. Ltd.	21,172
5,200	Hakuhodo DY Holdings, Inc.†	42,782
600	Halows Co. Ltd.	16,863
800	Hamakyorex Co. Ltd.	21,734
900	Hamamatsu Photonics KK	37,936
1,600	Hankyu Hanshin Holdings, Inc.	54,615
800	Hanwa Co. Ltd.	25,402
1,300	Happinet Corp.	21,748
800	Harmonic Drive Systems, Inc.†	17,773
3,500	Haseko Corp.†	44,663
3,500	Hazama Ando Corp.	27,332
1,200	Heiwa Corp.†	17,224
600	Heiwa Real Estate Co. Ltd.	15,980
900	Heiwado Co. Ltd.	15,707
200	Hikari Tsushin, Inc.	30,480
4,400	Hino Motors Ltd.*	16,809
200	Hioki EE Corp.	9,676
400	Hirata Corp.	20,075
3,100	Hirogin Holdings, Inc.	19,027
200	Hirose Electric Co. Ltd.	23,180
400	Hisamitsu Pharmaceutical Co., Inc.	14,580
1,100	Hitachi Construction Machinery Co. Ltd.	33,462
5,400	Hitachi Ltd.	335,151
3,400	Hitachi Zosen Corp.	19,089
400	Hogy Medical Co. Ltd.	8,552
2,900	Hokkaido Electric Power Co., Inc.	12,656
700	Hokkoku Financial Holdings, Inc.	24,358
3,000	Hokuetsu Corp.†	21,781
1,800	Hokuhoku Financial Group, Inc.	19,278
2,300	Hokuriku Electric Power Co.*	12,405
1,200	Hokuto Corp.	14,615
30,900	Honda Motor Co. Ltd.	347,790
400	Horiba Ltd.	21,665
600	Hoshizaki Corp.	20,858
3,100	Hosiden Corp.	39,808
500	Hosokawa Micron Corp.	13,718
1,100	House Foods Group, Inc.†	22,966
2,200	Hoya Corp.	225,609
4,100	Hulic Co. Ltd.	36,791
3,000	Hyakugo Bank Ltd.	10,760
1,200	Ibiden Co. Ltd.	63,951
7,600	Ichigo, Inc.	16,579
600	Idec Corp.	11,916
3,100	Idemitsu Kosan Co. Ltd.	71,318

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
3,000	IDOM, Inc.†	$14,635
3,200	IHI Corp.†	67,131
1,100	Iida Group Holdings Co. Ltd.	18,303
4,200	Iino Kaiun Kaisha Ltd.†	29,482
500	Inaba Denki Sangyo Co. Ltd.	10,824
900	Inabata & Co. Ltd.	18,850
1,300	Infocom Corp.	23,940
400	Information Services International-Dentsu Ltd.	15,310
2,412	INFRONEER Holdings, Inc.	24,985
14,800	Inpex Corp.	223,426
1,400	Insource Co. Ltd.†	9,696
1,100	Intage Holdings, Inc.†	16,459
400	Integrated Design & Engineering Holdings Co. Ltd.	9,569
1,200	Internet Initiative Japan, Inc.	19,412
300	IR Japan Holdings Ltd.	3,499
300	Iriso Electronics Co. Ltd.	8,431
2,600	Isetan Mitsukoshi Holdings Ltd.†	30,125
1,600	Ishihara Sangyo Kaisha Ltd.	15,857
5,700	Isuzu Motors Ltd.	71,727
500	Ito En Ltd.	16,090
6,800	ITOCHU Corp.†	245,990
1,200	Itochu Enex Co. Ltd.	12,085
680	Itoham Yonekyu Holdings, Inc.	18,429
700	Iwatani Corp.	35,295
4,100	Iyogin Holdings, Inc.	29,493
1,000	Izumi Co. Ltd.	26,492
2,300	J Trust Co. Ltd.†	7,372
700	J-Oil Mills, Inc.	8,357
3,500	J. Front Retailing Co. Ltd.	35,810
800	JAC Recruitment Co. Ltd.	13,608
1,000	Jaccs Co. Ltd.†	34,529
2,100	JAFCO Group Co. Ltd.	23,116
1,400	Japan Airlines Co. Ltd.	27,243
500	Japan Airport Terminal Co. Ltd.	21,203
1,800	Japan Aviation Electronics Industry Ltd.†	35,858
1,100	Japan Elevator Service Holdings Co. Ltd.	16,157
4,700	Japan Exchange Group, Inc.	87,244
1,500	Japan Lifeline Co. Ltd.	11,684
1,200	Japan Material Co. Ltd.	18,421
1,100	Japan Petroleum Exploration Co. Ltd.	41,441
2,100	Japan Post Bank Co. Ltd.	18,282
10,300	Japan Post Holdings Co. Ltd.	82,536
1,000	Japan Post Insurance Co. Ltd.	16,866
600	Japan Pulp & Paper Co. Ltd.	19,613
3,000	Japan Securities Finance Co. Ltd.†	28,808
1,000	Japan Steel Works Ltd.	18,583
6,700	Japan Tobacco, Inc.	154,229
1,700	Japan Wool Textile Co. Ltd.	15,312
400	JCU Corp.	8,324
1,100	Jeol Ltd.	32,815
6,200	JFE Holdings, Inc.	90,901
2,700	JGC Holdings Corp.	37,571
400	JINS Holdings, Inc.	8,539
600	Joshin Denki Co. Ltd.	9,443

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
900	Joyful Honda Co. Ltd.	$10,588
900	JSR Corp.†	24,192
3,800	JTEKT Corp.	35,879
800	Juroku Financial Group, Inc.†	20,048
800	Justsystems Corp.	16,055
8,900	JVCKenwood Corp.†	40,677
3,200	K's Holdings Corp.†	29,379
800	Kadokawa Corp.	16,017
700	Kaga Electronics Co. Ltd.	30,400
800	Kagome Co. Ltd.	17,372
2,200	Kajima Corp.	35,825
2,900	Kakaku.com, Inc.	29,439
500	Kaken Pharmaceutical Co. Ltd.	11,710
600	Kameda Seika Co. Ltd.†	16,441
1,000	Kamigumi Co. Ltd.†	20,610
1,300	Kanamoto Co. Ltd.	22,844
2,200	Kandenko Co. Ltd.	20,272
1,100	Kaneka Corp.	28,575
1,700	Kanematsu Corp.	23,525
2,400	Kansai Electric Power Co., Inc.	33,365
1,200	Kansai Paint Co. Ltd.	17,164
1,500	Kanto Denka Kogyo Co. Ltd.†	8,773
2,000	Kao Corp.	74,291
900	Katitas Co. Ltd.†	13,117
400	Kato Sangyo Co. Ltd.	10,640
300	KAWADA TECHNOLOGIES, Inc.	12,567
2,800	Kawasaki Heavy Industries Ltd.†	67,827
1,100	Kawasaki Kisen Kaisha Ltd.†	37,570
15,000	KDDI Corp.	459,415
600	KeePer Technical Laboratory Co. Ltd.	23,407
1,200	Keihan Holdings Co. Ltd.	31,863
3,100	Keikyu Corp.	26,355
700	Keio Corp.†	24,086
600	Keisei Electric Railway Co. Ltd.	20,798
2,500	Keiyo Bank Ltd.	11,577
3,100	Keiyo Co. Ltd.†	17,031
900	Kewpie Corp.	14,475
600	Keyence Corp.	222,832
500	KFC Holdings Japan Ltd.	10,017
1,100	KH Neochem Co. Ltd.	16,893
300	Ki-Star Real Estate Co. Ltd.†	9,275
700	Kikkoman Corp.	36,743
1,200	Kinden Corp.	17,473
1,000	Kintetsu Group Holdings Co. Ltd.	28,359
1,800	Kirin Holdings Co. Ltd.	25,210
800	Kissei Pharmaceutical Co. Ltd.	18,148
2,600	Kitz Corp.	18,007
1,600	Kiyo Bank Ltd.	16,039
1,500	Koa Corp.†	18,057
700	Kobayashi Pharmaceutical Co. Ltd.	31,267
1,300	Kobe Bussan Co. Ltd.	30,499
4,600	Kobe Steel Ltd.	59,993
1,000	Koei Tecmo Holdings Co. Ltd.	14,223
900	Kohnan Shoji Co. Ltd.	23,488

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,600	Koito Manufacturing Co. Ltd.	$24,160
1,500	Kokuyo Co. Ltd.	23,804
7,800	Komatsu Ltd.	211,024
1,100	KOMEDA Holdings Co. Ltd.	21,346
1,000	Komeri Co. Ltd.†	21,079
1,400	Komori Corp.	9,921
600	Konami Group Corp.†	31,666
6,900	Konica Minolta, Inc.*	22,463
700	Konishi Co. Ltd.†	10,680
1,200	Konoike Transport Co. Ltd.	15,530
500	Kose Corp.	36,319
2,000	Koshidaka Holdings Co. Ltd.	15,725
1,500	Kotobuki Spirits Co. Ltd.	24,261
5,800	Kubota Corp.	85,541
400	Kumagai Gumi Co. Ltd.	9,435
1,500	Kumiai Chemical Industry Co. Ltd.	11,122
4,700	Kuraray Co. Ltd.	55,699
400	Kureha Corp.	22,270
1,200	Kurita Water Industries Ltd.	41,868
400	Kusuri No. Aoki Holdings Co. Ltd.	23,169
1,000	KYB Corp.	32,354
1,600	Kyocera Corp.	81,231
1,500	Kyoei Steel Ltd.†	19,975
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.†	20,021
500	Kyokuyo Co. Ltd.	13,183
500	Kyorin Pharmaceutical Co. Ltd.	6,126
600	Kyoritsu Maintenance Co. Ltd.†	24,981
900	Kyowa Kirin Co. Ltd.	15,683
600	Kyudenko Corp.†	18,814
5,300	Kyushu Electric Power Co., Inc.*	34,593
5,000	Kyushu Financial Group, Inc.†	25,796
1,200	Kyushu Railway Co.	25,527
400	Lasertec Corp.	62,286
900	Lawson, Inc.	41,387
10,100	Leopalace21 Corp.*	22,168
900	Life Corp.	21,922
1,900	LIFENET INSURANCE Co.*,†	12,333
1,000	Lintec Corp.	16,010
1,900	Lion Corp.	18,766
200	LITALICO, Inc.	2,687
5,000	Lixil Corp.†	58,268
500	M&A Capital Partners Co. Ltd.†	8,967
3,400	M3, Inc.	61,793
700	Mabuchi Motor Co. Ltd.	20,938
700	Macnica Holdings, Inc.	32,930
900	Macromill, Inc.	4,414
800	Maeda Kosen Co. Ltd.	16,006
600	Makino Milling Machine Co. Ltd.†	26,218
800	Makita Corp.	19,764
1,800	Mandom Corp.	16,622
2,300	Mani, Inc.	27,919
4,100	Marubeni Corp.	63,980
800	Marudai Food Co. Ltd.†	8,929
700	Maruha Nichiro Corp.	12,020

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
2,000	Marui Group Co. Ltd.†	$32,521
1,300	Maruichi Steel Tube Ltd.	32,361
2,200	Marusan Securities Co. Ltd.†	12,307
200	Maruwa Co. Ltd.†	31,424
500	Maruzen Showa Unyu Co. Ltd.	12,664
1,300	Matsuda Sangyo Co. Ltd.	20,617
4,100	Matsui Securities Co. Ltd.†	22,525
1,620	MatsukiyoCocokara & Co.	29,058
1,700	Maxell Ltd.	19,032
7,000	Mazda Motor Corp.	79,467
500	McDonald's Holdings Co. Japan Ltd.†	19,105
1,300	MCJ Co. Ltd.	9,760
9,000	Mebuki Financial Group, Inc.	24,915
1,600	Medipal Holdings Corp.	27,061
600	Megachips Corp.	16,783
1,000	Megmilk Snow Brand Co. Ltd.	15,344
1,700	Meidensha Corp.	25,561
1,600	MEIJI Holdings Co. Ltd.	39,786
900	Meiko Electronics Co. Ltd.	20,446
1,500	Meitec Corp.	27,141
1,600	Menicon Co. Ltd.	20,600
400	Mercari, Inc.*,†	8,635
1,800	METAWATER Co. Ltd.	22,464
1,900	Micronics Japan Co. Ltd.	26,941
600	Milbon Co. Ltd.	16,706
1,200	Mimasu Semiconductor Industry Co. Ltd.	22,331
3,200	MINEBEA MITSUMI, Inc.	52,281
1,600	MIRAIT ONE Corp.	21,055
2,600	MISUMI Group, Inc.	40,651
600	Mitani Sekisan Co. Ltd.	18,529
4,200	Mitsuba Corp.	22,231
15,500	Mitsubishi Chemical Group Corp.	97,777
2,700	Mitsubishi Corp.	128,785
7,400	Mitsubishi Electric Corp.	91,559
3,800	Mitsubishi Estate Co. Ltd.	49,712
1,500	Mitsubishi Gas Chemical Co., Inc.†	20,200
9,500	Mitsubishi HC Capital, Inc.†	63,316
1,700	Mitsubishi Heavy Industries Ltd.	94,942
900	Mitsubishi Logistics Corp.	23,921
2,000	Mitsubishi Materials Corp.	32,374
9,200	Mitsubishi Motors Corp.†	40,102
900	Mitsubishi Pencil Co. Ltd.	11,551
1,000	Mitsubishi Shokuhin Co. Ltd.	26,097
51,700	Mitsubishi UFJ Financial Group, Inc.	438,848
600	Mitsuboshi Belting Ltd.†	18,429
2,800	Mitsui & Co. Ltd.	101,609
2,500	Mitsui Chemicals, Inc.	64,859
2,100	Mitsui E&S Co. Ltd.	8,150
4,200	Mitsui Fudosan Co. Ltd.	92,578
300	Mitsui High-Tec, Inc.†	15,578
1,000	Mitsui Matsushima Holdings Co. Ltd.†	18,436
1,300	Mitsui Mining & Smelting Co. Ltd.†	33,013
2,100	Mitsui OSK Lines Ltd.†	57,756
800	Mitsui-Soko Holdings Co. Ltd.	23,046

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,300	Mitsuuroko Group Holdings Co. Ltd.	$11,126
1,000	Miura Co. Ltd.	20,142
1,000	MIXI, Inc.†	15,866
700	Miyazaki Bank Ltd.	13,013
10,390	Mizuho Financial Group, Inc.	176,666
1,000	Mizuho Leasing Co. Ltd.	32,856
1,200	Mochida Pharmaceutical Co. Ltd.	26,780
3,300	Monex Group, Inc.†	12,322
900	Monogatari Corp.	24,873
2,900	MonotaRO Co. Ltd.	31,059
1,200	Morinaga & Co. Ltd.	43,378
800	Morinaga Milk Industry Co. Ltd.	30,123
2,100	Morita Holdings Corp.	22,386
1,700	MS&AD Insurance Group Holdings, Inc.	62,510
9,600	Murata Manufacturing Co. Ltd.	175,632
2,000	Musashi Seimitsu Industry Co. Ltd.	21,748
1,000	Musashino Bank Ltd.†	18,489
2,400	Nabtesco Corp.	43,306
600	Nachi-Fujikoshi Corp.	16,140
1,500	Nagase & Co. Ltd.	23,593
1,800	Nagoya Railroad Co. Ltd.	26,589
1,100	Nakanishi, Inc.	25,726
3,400	Nakayama Steel Works Ltd.	20,590
1,200	Nankai Electric Railway Co. Ltd.	23,307
800	Nanto Bank Ltd.	14,245
2,100	NEC Corp.	116,087
1,600	NEC Networks & System Integration Corp.	21,028
1,100	NET One Systems Co. Ltd.	20,890
1,000	Nexon Co. Ltd.	17,890
1,100	Nextage Co. Ltd.†	16,797
3,900	NGK Insulators Ltd.	51,725
1,000	NH Foods Ltd.	29,918
2,400	NHK Spring Co. Ltd.	18,373
1,200	Nichias Corp.	24,612
1,400	Nichicon Corp.	13,209
900	Nichiden Corp.	15,002
700	Nichiha Corp.	13,785
1,500	Nichirei Corp.†	32,973
1,500	Nichireki Co. Ltd.†	20,055
800	Nichirin Co. Ltd.	16,140
400	NIDEC Corp.	18,552
800	Nifco, Inc.	20,712
2,600	Nihon Dempa Kogyo Co. Ltd.	24,271
700	Nihon Kohden Corp.	17,294
4,000	Nihon M&A Center Holdings, Inc.	19,259
1,800	Nihon Parkerizing Co. Ltd.	13,322
1,700	Nikkiso Co. Ltd.	11,535
1,300	Nikkon Holdings Co. Ltd.	27,498
3,000	Nikon Corp.	31,648
3,500	Nintendo Co. Ltd.	145,911
900	Nippn Corp.	13,087
600	Nippon Carbon Co. Ltd.	18,288
600	Nippon Chemi-Con Corp.*	6,480
9,100	Nippon Denko Co. Ltd.	18,512

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
700	Nippon Densetsu Kogyo Co. Ltd.	$10,286
1,200	Nippon Electric Glass Co. Ltd.	22,372
1,500	NIPPON EXPRESS HOLDINGS, Inc.	78,322
1,800	Nippon Gas Co. Ltd.	26,692
2,500	Nippon Kayaku Co. Ltd.	20,903
1,520	Nippon Light Metal Holdings Co. Ltd.	17,118
2,700	Nippon Paint Holdings Co. Ltd.	18,176
1,200	Nippon Paper Industries Co. Ltd.*	10,824
10,200	Nippon Parking Development Co. Ltd.	14,538
1,100	Nippon Pillar Packing Co. Ltd.†	28,744
500	Nippon Road Co. Ltd.	6,287
1,900	Nippon Sanso Holdings Corp.	45,072
1,200	Nippon Seiki Co. Ltd.	9,371
5,100	Nippon Sheet Glass Co. Ltd.*	27,609
500	Nippon Shinyaku Co. Ltd.	21,176
400	Nippon Shokubai Co. Ltd.	14,534
2,600	Nippon Signal Company Ltd.	16,354
900	Nippon Soda Co. Ltd.	33,124
3,100	Nippon Steel Corp.†	72,708
122,500	Nippon Telegraph & Telephone Corp.	144,764
530	Nippon Yakin Kogyo Co. Ltd.	16,474
4,800	Nippon Yusen KK†	124,818
5,000	Nipro Corp.†	40,451
2,000	Nishi-Nippon Financial Holdings, Inc.†	22,859
900	Nishi-Nippon Railroad Co. Ltd.	14,945
1,000	Nishimatsu Construction Co. Ltd.†	24,813
1,600	Nishimatsuya Chain Co. Ltd.†	17,430
700	Nishio Holdings Co. Ltd.	16,535
1,000	Nissan Chemical Corp.	42,552
27,300	Nissan Motor Co. Ltd.	120,625
3,200	Nissan Shatai Co. Ltd.	18,308
600	Nissei ASB Machine Co. Ltd.	18,268
1,100	Nissha Co. Ltd.	12,366
800	Nisshin Oillio Group Ltd.	22,404
1,400	Nisshin Seifun Group, Inc.	17,851
4,400	Nisshinbo Holdings, Inc.	32,741
400	Nissin Foods Holdings Co. Ltd.	33,258
5,400	Nissui Corp.	26,440
2,000	Niterra Co. Ltd.	45,289
600	Nitori Holdings Co. Ltd.	67,090
900	Nitta Corp.†	19,995
1,100	Nittetsu Mining Co. Ltd.	36,878
600	Nitto Boseki Co. Ltd.†	14,012
1,500	Nitto Denko Corp.†	98,448
700	Nitto Kogyo Corp.†	16,793
300	Noevir Holdings Co. Ltd.	10,620
700	NOF Corp.	27,993
900	Nohmi Bosai Ltd.	10,654
2,200	Nojima Corp.	19,241
1,500	NOK Corp.	19,929
16,900	Nomura Holdings, Inc.	67,752
1,500	Nomura Real Estate Holdings, Inc.	37,671
2,200	Nomura Research Institute Ltd.	57,311
300	Noritake Co. Ltd.	12,487

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
700	Noritsu Koki Co. Ltd.	$15,575
1,100	Noritz Corp.	11,674
7,800	North Pacific Bank Ltd.	18,842
800	NS United Kaiun Kaisha Ltd.†	21,092
800	NSD Co. Ltd.	15,182
2,900	NSK Ltd.	16,324
10,800	NTN Corp.†	20,575
3,600	NTT Data Group Corp.	48,288
600	Obara Group, Inc.	15,498
3,100	Obayashi Corp.	27,310
500	OBIC Business Consultants Co. Ltd.	20,744
200	Obic Co. Ltd.	30,360
2,100	Odakyu Electric Railway Co. Ltd.	31,400
1,100	Ogaki Kyoritsu Bank Ltd.	15,266
300	Ohsho Food Service Corp.	13,872
800	Oisix ra daichi, Inc.*,†	8,613
13,300	Oji Holdings Corp.	55,980
1,000	Okamura Corp.	15,130
4,600	Okasan Securities Group, Inc.	21,393
1,800	Oki Electric Industry Co. Ltd.	12,117
1,000	Okinawa Cellular Telephone Co.	21,547
1,155	Okinawa Electric Power Co., Inc.	8,687
500	OKUMA Corp.†	21,999
700	Okumura Corp.	21,032
12,300	Olympus Corp.	159,800
1,200	Omron Corp.	53,536
2,800	Ono Pharmaceutical Co. Ltd.	53,737
3,700	Onward Holdings Co. Ltd.†	12,924
1,500	Open House Group Co. Ltd.	50,930
1,000	Optex Group Co. Ltd.	10,834
700	Optorun Co. Ltd.	8,614
500	Oracle Corp.	37,139
800	Organo Corp.†	22,484
2,810	Orient Corp.†	21,812
3,300	Oriental Land Co. Ltd.	108,403
11,600	ORIX Corp.	216,801
2,100	Osaka Gas Co. Ltd.	34,597
700	Osaka Organic Chemical Industry Ltd.†	11,832
600	Osaka Soda Co. Ltd.†	25,897
900	OSAKA Titanium Technologies Co. Ltd.	18,338
2,900	OSG Corp.	34,193
700	Otsuka Corp.	29,660
1,000	Otsuka Holdings Co. Ltd.	35,553
1,900	Outsourcing, Inc.	14,685
800	Oyo Corp.	13,346
1,600	Pacific Industrial Co. Ltd.	15,343
900	Pacific Metals Co. Ltd.*	8,444
1,600	PAL GROUP Holdings Co. Ltd.†	20,749
300	PALTAC Corp.	9,415
3,600	Pan Pacific International Holdings Corp.	75,594
12,100	Panasonic Holdings Corp.	136,190
700	Paramount Bed Holdings Co. Ltd.	11,031
1,500	Park24 Co. Ltd.*	19,021
700	Pasona Group, Inc.	7,654

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
3,900	Penta-Ocean Construction Co. Ltd.	$23,206
1,900	PeptiDream, Inc.*	20,482
26,000	Persol Holdings Co. Ltd.	42,347
2,100	Pigeon Corp.	23,728
500	Pilot Corp.	17,167
1,100	Piolax, Inc.†	16,842
900	Pola Orbis Holdings, Inc.	10,819
900	Premium Group Co. Ltd.	9,594
2,500	Press Kogyo Co. Ltd.	11,526
600	Pressance Corp.†	7,355
2,100	Prestige International, Inc.†	8,698
1,100	Prima Meat Packers Ltd.	18,056
600	Procrea Holdings, Inc.	7,865
1,000	Proto Corp.	8,110
1,300	Qol Holdings Co. Ltd.†	16,154
900	Raito Kogyo Co. Ltd.	12,424
1,700	Rakus Co. Ltd.	23,463
7,900	Rakuten Group, Inc.	32,411
8,500	Recruit Holdings Co. Ltd.	262,155
2,100	Relo Group, Inc.	22,744
12,500	Renesas Electronics Corp.*	191,172
4,600	Rengo Co. Ltd.	31,582
500	RENOVA, Inc.*,†	3,787
15,200	Resona Holdings, Inc.	84,249
3,000	Resonac Holdings Corp.	50,288
1,100	Resorttrust, Inc.	16,440
1,000	Restar Holdings Corp.	16,388
5,100	Ricoh Co. Ltd.	44,041
400	Ricoh Leasing Co. Ltd.	11,737
800	Riken Keiki Co. Ltd.†	32,281
900	Riken Vitamin Co. Ltd.	13,352
1,200	Rinnai Corp.†	22,484
4,000	Riso Kyoiku Co. Ltd.	6,638
2,800	Rohm Co. Ltd.	52,781
1,500	Rohto Pharmaceutical Co. Ltd.	40,702
300	Roland Corp.	8,231
400	Roland DG Corp.	9,101
300	Rorze Corp.	20,737
3,600	Round One Corp.	13,490
600	Royal Holdings Co. Ltd.	10,668
1,000	RS Technologies Co. Ltd.	19,118
500	Ryobi Ltd.	10,171
2,000	Ryohin Keikaku Co. Ltd.	25,903
200	Ryosan Co. Ltd.†	5,956
600	S Foods, Inc.	13,430
1,600	S-Pool, Inc.†	5,107
500	Saizeriya Co. Ltd.	16,227
1,400	Sakai Moving Service Co. Ltd.	23,365
1,300	Sakata INX Corp.	11,205
2,700	Sala Corp.	13,749
1,800	SAMTY Co. Ltd.	28,571
300	San-A Co. Ltd.	9,596
2,100	San-Ai Obbli Co. Ltd.	22,301
3,000	San-In Godo Bank Ltd.	19,433

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,200	Sangetsu Corp.	$23,391
300	Sanken Electric Co. Ltd.	18,208
1,300	Sanki Engineering Co. Ltd.	14,119
600	Sankyo Co. Ltd.	27,519
800	Sankyu, Inc.	27,682
200	Sanrio Co. Ltd.	9,502
3,600	Santen Pharmaceutical Co. Ltd.	33,088
2,300	Sanwa Holdings Corp.	30,597
500	Sanyo Chemical Industries Ltd.†	13,701
300	Sanyo Denki Co. Ltd.	13,731
900	Sanyo Special Steel Co. Ltd.	17,742
1,200	Sapporo Holdings Ltd.	38,199
900	Sato Holdings Corp.†	12,713
1,300	Sawai Group Holdings Co. Ltd.	39,825
1,700	SBI Holdings, Inc.	35,811
500	SBS Holdings, Inc.	9,375
1,000	SCREEN Holdings Co. Ltd.†	48,722
1,600	SCSK Corp.	27,934
700	Secom Co. Ltd.	47,497
1,000	Sega Sammy Holdings, Inc.	18,462
3,000	Seibu Holdings, Inc.	28,888
1,000	Seikagaku Corp.	5,407
3,100	Seiko Epson Corp.†	48,738
700	Seiko Group Corp.	12,254
1,600	Seino Holdings Co. Ltd.	22,436
800	Seiren Co. Ltd.†	12,543
4,300	Sekisui Chemical Co. Ltd.	61,951
4,100	Sekisui House Ltd.	81,676
900	Sekisui Jushi Corp.†	14,364
1,600	Senko Group Holdings Co. Ltd.	11,221
8,500	Senshu Ikeda Holdings, Inc.†	18,258
1,100	Seria Co. Ltd.	16,209
8,800	Seven & i Holdings Co. Ltd.	344,781
7,000	Seven Bank Ltd.†	14,563
3,800	SG Holdings Co. Ltd.	48,695
4,900	Sharp Corp.*,†	30,559
500	Shibaura Electronics Co. Ltd.	20,142
1,100	Shibaura Machine Co. Ltd.†	30,327
600	Shibaura Mechatronics Corp.†	28,306
600	Shibuya Corp.	10,082
100	SHIFT, Inc.*	18,275
1,000	Shiga Bank Ltd.†	23,421
1,700	Shikoku Electric Power Co., Inc.	11,643
900	Shikoku Kasei Holdings Corp.	9,949
900	Shima Seiki Manufacturing Ltd.†	10,774
1,700	Shimadzu Corp.	45,185
200	Shimamura Co. Ltd.	19,767
700	Shimano, Inc.	94,456
3,500	Shimizu Corp.	24,346
1,000	Shin Nippon Biomedical Laboratories Ltd.†	12,527
17,200	Shin-Etsu Chemical Co. Ltd.	499,864
2,000	Shin-Etsu Polymer Co. Ltd.	17,907
800	Shinko Electric Industries Co. Ltd.	31,172
1,700	Shinmaywa Industries Ltd.	14,504

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,300	Shionogi & Co. Ltd.	$58,162
1,200	Ship Healthcare Holdings, Inc.	18,216
1,100	Shiseido Co. Ltd.	38,644
4,800	Shizuoka Financial Group, Inc.	39,154
2,800	Shizuoka Gas Co. Ltd.	19,093
300	SHO-BOND Holdings Co. Ltd.	11,796
1,800	Shoei Co. Ltd.†	27,571
1,000	Siix Corp.	10,191
1,400	Simplex Holdings, Inc.	25,369
1,100	Sinfonia Technology Co. Ltd.	11,844
3,900	SKY Perfect JSAT Holdings, Inc.	18,242
3,800	Skylark Holdings Co. Ltd.*	51,988
200	SMC Corp.	89,641
1,300	SMS Co. Ltd.	22,144
2,700	Sodick Co. Ltd.	13,225
16,100	SoftBank Corp.	182,127
1,800	SoftBank Group Corp.	76,305
5,500	Sohgo Security Services Co. Ltd.	33,205
2,060	Sojitz Corp.†	45,187
900	Solasto Corp.	3,734
700	Sompo Holdings, Inc.	30,133
12,100	Sony Group Corp.	991,060
1,500	Sotetsu Holdings, Inc.	29,520
700	Square Enix Holdings Co. Ltd.	24,006
1,600	Stanley Electric Co. Ltd.	25,294
1,600	Star Micronics Co. Ltd.	20,107
800	Starts Corp., Inc.†	15,637
7,200	Subaru Corp.	140,011
800	Sugi Holdings Co. Ltd.	31,804
4,500	SUMCO Corp.	58,689
1,100	Sumida Corp.	11,240
700	Sumitomo Bakelite Co. Ltd.	30,555
10,600	Sumitomo Chemical Co. Ltd.	28,869
5,300	Sumitomo Corp.	105,830
900	Sumitomo Densetsu Co. Ltd.	16,706
7,200	Sumitomo Electric Industries Ltd.	86,796
1,600	Sumitomo Forestry Co. Ltd.	40,749
1,700	Sumitomo Heavy Industries Ltd.	43,137
1,600	Sumitomo Metal Mining Co. Ltd.	47,099
3,600	Sumitomo Mitsui Construction Co. Ltd.	9,901
5,600	Sumitomo Mitsui Financial Group, Inc.	275,316
1,900	Sumitomo Mitsui Trust Holdings, Inc.	71,593
900	Sumitomo Osaka Cement Co. Ltd.	22,121
3,500	Sumitomo Pharma Co. Ltd.	12,547
2,900	Sumitomo Realty & Development Co. Ltd.	75,411
3,700	Sumitomo Rubber Industries Ltd.	40,877
400	Sumitomo Seika Chemicals Co. Ltd.†	12,125
900	Sumitomo Warehouse Co. Ltd.†	14,364
2,600	Sun Frontier Fudousan Co. Ltd.	26,202
700	Sundrug Co. Ltd.	18,994
700	Suntory Beverage & Food Ltd.	21,313
6,300	Suruga Bank Ltd.	26,686
1,400	Suzuken Co. Ltd.	43,319
3,200	Suzuki Motor Corp.	128,822

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
1,300	Sysmex Corp.	$62,051
6,800	Systena Corp.	12,240
800	T Hasegawa Co. Ltd.†	16,328
3,000	T&D Holdings, Inc.	49,545
700	Tachi-S Co. Ltd.	7,972
2,200	Tadano Ltd.	18,711
1,800	Taiheiyo Cement Corp.	31,919
600	Taisei Corp.	21,123
600	Taisho Pharmaceutical Holdings Co. Ltd.	24,744
600	Taiyo Holdings Co. Ltd.	10,294
1,200	Taiyo Yuden Co. Ltd.†	32,513
2,000	Takara Bio, Inc.	18,509
2,500	Takara Holdings, Inc.	20,092
2,100	Takara Standard Co. Ltd.†	26,039
900	Takasago Thermal Engineering Co. Ltd.	17,501
1,600	Takashimaya Co. Ltd.	23,426
9,300	Takeda Pharmaceutical Co. Ltd.	288,820
1,200	Takeuchi Manufacturing Co. Ltd.	39,347
700	Takuma Co. Ltd.	7,251
500	Tamron Co. Ltd.†	15,290
2,100	Tamura Corp.	7,855
1,200	TBS Holdings, Inc.	20,191
4,200	TDK Corp.	155,758
1,300	TechMatrix Corp.	13,797
1,000	TechnoPro Holdings, Inc.	21,768
3,300	Teijin Ltd.	32,086
400	Tekken Corp.	5,693
2,400	Terumo Corp.	63,646
2,500	THK Co. Ltd.	45,729
2,700	TIS, Inc.	59,496
200	TKC Corp.	4,872
3,100	Toagosei Co. Ltd.	27,880
1,500	Tobu Railway Co. Ltd.	38,564
2,200	Tocalo Co. Ltd.	20,051
3,500	Toda Corp.	18,961
200	Toei Animation Co. Ltd.	17,693
100	Toei Co. Ltd.	12,567
600	Toho Co. Ltd.	20,484
1,300	Toho Gas Co. Ltd.†	22,683
1,500	Toho Holdings Co. Ltd.	32,180
1,400	Toho Titanium Co. Ltd.†	16,797
1,500	Toho Zinc Co. Ltd.	16,421
3,300	Tohoku Electric Power Co., Inc.	21,367
5,800	Tokai Carbon Co. Ltd.	45,448
1,000	Tokai Corp.	12,714
1,300	TOKAI Holdings Corp.	8,055
1,300	Tokai Rika Co. Ltd.†	20,391
4,800	Tokai Tokyo Financial Holdings, Inc.	15,578
200	Token Corp.	10,680
11,000	Tokio Marine Holdings, Inc.	255,052
1,100	Tokuyama Corp.	17,298
700	Tokyo Century Corp.	27,946
10,300	Tokyo Electric Power Co. Holdings, Inc.*	46,096
2,700	Tokyo Electron Ltd.	369,299

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
2,400	Tokyo Gas Co. Ltd.	$54,459
1,400	Tokyo Kiraboshi Financial Group, Inc.	42,204
500	Tokyo Ohka Kogyo Co. Ltd.	29,764
800	Tokyo Seimitsu Co. Ltd.	40,096
2,000	Tokyo Steel Manufacturing Co. Ltd.†	22,551
2,700	Tokyo Tatemono Co. Ltd.	37,364
400	Tokyotokeiba Co. Ltd.†	10,760
1,700	Tokyu Construction Co. Ltd.	8,873
3,000	Tokyu Corp.	34,609
9,700	Tokyu Fudosan Holdings Corp.	59,651
5,300	TOMONY Holdings, Inc.	16,350
1,900	Tomy Co. Ltd.	27,488
1,500	Topcon Corp.	16,557
1,500	TOPPAN, Inc.	35,884
1,100	Topre Corp.	12,491
500	Topy Industries Ltd.†	8,515
9,400	Toray Industries, Inc.	48,937
1,100	Toridoll Holdings Corp.	27,125
1,300	Tosei Corp.	16,798
500	Toshiba TEC Corp.	11,426
3,600	Tosoh Corp.	46,205
1,000	Totetsu Kogyo Co. Ltd.	19,660
700	TOTO Ltd.	18,095
900	Towa Corp.	25,023
900	Towa Pharmaceutical Co. Ltd.	17,110
3,100	Toyo Construction Co. Ltd.	25,266
200	Toyo Gosei Co. Ltd.†	9,020
500	Toyo Ink SC Holdings Co. Ltd.	7,823
1,000	Toyo Seikan Group Holdings Ltd.	16,378
800	Toyo Suisan Kaisha Ltd.	31,397
400	Toyo Tanso Co. Ltd.	14,507
3,700	Toyo Tire Corp.	56,995
2,500	Toyobo Co. Ltd.	18,026
1,600	Toyoda Gosei Co. Ltd.	34,390
600	Toyota Boshoku Corp.	10,945
700	Toyota Industries Corp.	55,156
49,500	Toyota Motor Corp.	886,886
1,800	Toyota Tsusho Corp.	105,936
600	TPR Co. Ltd.	7,327
300	Trancom Co. Ltd.†	14,735
500	Transcosmos, Inc.	10,690
1,200	TRE Holdings Corp.	9,676
1,500	Trend Micro, Inc.	56,892
800	Tri Chemical Laboratories, Inc.	16,595
1,100	Trusco Nakayama Corp.	18,034
1,600	TS Tech Co. Ltd.†	18,158
1,200	Tsubaki Nakashima Co. Ltd.	6,271
600	Tsubakimoto Chain Co.	15,558
1,700	Tsuburaya Fields Holdings, Inc.	23,309
1,900	Tsugami Corp.	14,748
1,600	Tsumura & Co.	29,764
500	Tsuruha Holdings, Inc.	33,609
700	TV Asahi Holdings Corp.	7,916
1,000	UACJ Corp.	21,012

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
2,000	UBE Corp.	$33,746
200	Uchida Yoko Co. Ltd.	9,074
800	Ulvac, Inc.	28,881
1,000	Unicharm Corp.	35,406
800	Unipres Corp.	6,205
1,100	United Super Markets Holdings, Inc.†	7,869
500	Universal Entertainment Corp.†	7,381
800	Usen-Next Holdings Co. Ltd.	17,934
2,000	Ushio, Inc.	24,311
1,900	USS Co. Ltd.	31,436
600	UT Group Co. Ltd.*	8,957
400	V Technology Co. Ltd.†	5,562
1,200	Valor Holdings Co. Ltd.	17,562
1,000	Valqua Ltd.†	27,703
1,400	Vision, Inc.*	14,146
400	Visional, Inc.*	20,182
1,400	Vital KSK Holdings, Inc.	9,387
3,800	VT Holdings Co. Ltd.	12,994
800	Wacoal Holdings Corp.	18,094
3,000	Wacom Co. Ltd.	11,904
1,800	Wakita & Co. Ltd.†	16,899
1,600	Warabeya Nichiyo Holdings Co. Ltd.	30,257
2,000	Welcia Holdings Co. Ltd.	34,576
500	West Holdings Corp.	10,757
1,200	West Japan Railway Co.	49,665
300	Workman Co. Ltd.†	9,124
1,000	Xebio Holdings Co. Ltd.	6,692
1,200	YA-MAN Ltd.†	8,118
2,000	Yakult Honsha Co. Ltd.	48,622
9,500	Yamada Holdings Co. Ltd.	29,211
2,100	Yamaguchi Financial Group, Inc.	18,416
900	Yamaha Corp.	24,608
3,800	Yamaha Motor Co. Ltd.	99,959
1,300	Yamaichi Electronics Co. Ltd.	14,980
2,100	Yamato Holdings Co. Ltd.	34,218
400	Yamato Kogyo Co. Ltd.	19,127
2,100	Yamazaki Baking Co. Ltd.	38,616
1,700	Yamazen Corp.	13,378
400	Yaoko Co. Ltd.†	20,581
1,200	Yaskawa Electric Corp.	43,322
1,200	Yellow Hat Ltd.	15,233
600	Yodogawa Steel Works Ltd.†	14,233
600	Yokogawa Bridge Holdings Corp.	11,218
2,000	Yokogawa Electric Corp.	38,658
1,100	Yokohama Rubber Co. Ltd.	22,907
2,500	Yokorei Co. Ltd.†	20,259
1,500	Yokowo Co. Ltd.	15,799
1,100	Yonex Co. Ltd.	11,763
1,100	Yoshinoya Holdings Co. Ltd.	20,728
500	Yuasa Trading Co. Ltd.	13,835
12,500	Z Holdings Corp.	34,755
700	Zenkoku Hosho Co. Ltd.	23,004
900	Zensho Holdings Co. Ltd.†	39,134
2,300	Zeon Corp.†	24,056

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Japan (Continued)
800	ZERIA Pharmaceutical Co. Ltd.	$11,879
1,000	ZOZO, Inc.†	18,352
		34,920,711
	Netherlands—2.1%
2,261	Aalberts NV	82,901
3,265	ABN AMRO Bank NV, CVA#	46,394
576	Acomo NV	12,021
119	Adyen NV#,*	88,786
11,005	Aegon NV	53,312
4,173	Aegon NV, Registered	20,030
1,529	Akzo Nobel NV	110,700
292	Alfen NV#,*,†	12,395
3,191	Allfunds Group PLC	17,678
580	AMG Critical Materials NV	17,476
923	APERAM SA	26,933
1,113	Arcadis NV	50,128
2,831	ArcelorMittal SA	71,160
316	ASM International NV	132,801
1,963	ASML Holding NV	1,160,346
500	ASML Holding NV, Registered	294,330
2,907	ASR Nederland NV	109,168
894	Basic-Fit NV#,*	25,407
909	BE Semiconductor Industries NV	89,377
1,433	Coca-Cola Europacific Partners PLC	89,842
988	Corbion NV	19,700
954	CTP NV#,†	13,657
691	Flow Traders Ltd.	12,865
2,215	Fugro NV*	34,073
1,467	Heineken NV	129,445
802	IMCD NV	101,750
16,312	ING Groep NV	216,436
1,457	InPost SA*	16,945
1,082	JDE Peet's NV	30,223
7,634	Koninklijke Ahold Delhaize NV	230,186
7,677	Koninklijke BAM Groep NV	16,347
1,262	Koninklijke Heijmans NV, CVA	14,277
32,702	Koninklijke KPN NV	107,837
3,646	Koninklijke Philips NV†	73,109
1,756	Koninklijke Philips NV*,†	35,015
1,604	Koninklijke Vopak NV	54,979
660	Majorel Group Luxembourg SA	20,689
198	Nedap NV	12,225
2,622	NN Group NV	84,383
2,076	OCI NV*	57,922
17,809	Pharming Group NV*,†	22,877
14,292	PostNL NV	30,492
3,343	Prosus NV	98,680
1,964	Randstad NV	108,764
2,766	SBM Offshore NV	36,350
2,800	Signify NV#	75,517
839	Sligro Food Group NV	14,884
799	TKH Group NV	31,695
1,381	TomTom NV*	9,870

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Netherlands (Continued)
4,775	Universal Music Group NV†	$124,846
739	Van Lanschot Kempen NV	19,884
1,997	Wolters Kluwer NV	242,064
		4,609,171
	New Zealand—0.2%
5,589	a2 Milk Co. Ltd.*,†	15,275
45,960	Air New Zealand Ltd.	20,109
11,843	Arvida Group Ltd.	8,660
6,411	Auckland International Airport Ltd.	30,394
12,705	Channel Infrastructure NZ Ltd.	11,727
7,155	Chorus Ltd.†	32,527
5,950	Contact Energy Ltd.	28,672
1,200	EBOS Group Ltd.†	24,597
2,539	Fisher & Paykel Healthcare Corp. Ltd.	32,839
9,814	Fletcher Building Ltd.	27,646
3,759	Freightways Group Ltd.†	18,384
12,360	Genesis Energy Ltd.	18,075
13,946	Heartland Group Holdings Ltd.†	14,878
4,880	Infratil Ltd.	29,862
21,719	KMD Brands Ltd.	11,325
647	Mainfreight Ltd.	25,275
5,585	Mercury NZ Ltd.	20,419
5,888	Meridian Energy Ltd.	18,139
12,393	Oceania Healthcare Ltd.	5,274
1,991	Port of Tauranga Ltd.	7,017
684	Restaurant Brands New Zealand Ltd.	1,763
7,473	Ryman Healthcare Ltd.†	28,262
2,832	Skellerup Holdings Ltd.†	7,893
6,026	SKY Network Television Ltd.	8,957
18,375	SKYCITY Entertainment Group Ltd.	21,255
7,885	Spark New Zealand Ltd.	22,731
4,225	Summerset Group Holdings Ltd.	25,829
7,097	Vector Ltd.	16,802
5,190	Warehouse Group Ltd.	5,381
		539,967
	Norway—0.8%
21,108	ABG Sundal Collier Holding ASA	10,163
2,559	Adevinta ASA*	25,335
511	AF Gruppen ASA	5,952
204	Aker ASA, Class A	12,578
3,584	Aker BP ASA	99,177
4,348	Aker Solutions ASA	17,560
1,456	Atea ASA*	18,185
758	Atlantic Sapphire ASA*	111
2,299	Austevoll Seafood ASA	16,173
11,411	B2Holding ASA	7,382
438	Bakkafrost P/F	22,419
621	BLUENORD ASA*	30,131
480	Bonheur ASA	10,052
2,956	Borr Drilling Ltd.*	20,988
1,580	Borregaard ASA	23,338
1,681	Bouvet ASA	8,910

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Norway (Continued)
1,412	BW Energy Ltd.*	$3,610
3,354	BW LPG Ltd.#	42,236
5,362	BW Offshore Ltd.	12,331
968	Crayon Group Holding ASA#,*	6,000
3,333	DNB Bank ASA	67,179
12,792	DNO ASA	12,640
6,672	Elkem ASA#	13,523
745	Entra ASA#	6,380
8,780	Equinor ASA	288,230
4,440	Europris ASA#	24,801
1,012	FLEX LNG Ltd.	30,275
1,736	Frontline PLC	31,972
1,401	Gjensidige Forsikring ASA	20,629
2,309	Golden Ocean Group Ltd.	18,206
768	Grieg Seafood ASA	5,615
3,883	Hafnia Ltd.	24,158
2,715	Hexagon Composites ASA*	6,960
931	Hexagon Purus ASA*	1,210
2,783	Hoegh Autoliners ASA	20,033
4,610	Kahoot! ASA*	14,985
3,798	Kitron ASA	12,587
391	Kongsberg Gruppen ASA	16,127
7,739	Leroy Seafood Group ASA	32,471
2,023	Mowi ASA	35,849
6,935	MPC Container Ships ASA	11,304
14,484	NEL ASA*	11,366
864	Nordic Semiconductor ASA*	8,970
11,734	Norsk Hydro ASA	73,717
5,255	Norske Skog ASA#	22,815
23,135	Norwegian Air Shuttle ASA*	18,475
5,186	Odfjell Drilling Ltd.	18,351
864	Odfjell Technology Ltd.	4,354
973	Okeanis Eco Tankers Corp.#,*	25,106
4,229	Orkla ASA	31,621
43,866	PGS ASA*	38,425
1,686	Protector Forsikring ASA	27,426
397	Salmar ASA	20,168
1,104	Scatec ASA#	6,502
614	Schibsted ASA, Class A	13,828
1,650	Schibsted ASA, Class B	34,429
6,053	Shelf Drilling Ltd.#,*	21,220
1,083	SpareBank 1 Sorost-Norge	5,164
1,199	SpareBank 1 SR-Bank ASA	13,754
580	Stolt-Nielsen Ltd.	16,809
6,934	Storebrand ASA	56,501
2,103	Subsea 7 SA	28,979
3,478	Telenor ASA	39,505
2,114	TGS ASA	28,973
1,776	TOMRA Systems ASA	20,281
5,444	Var Energi ASA	15,889
1,273	Veidekke ASA	11,615
2,083	Wallenius Wilhelmsen ASA	16,474
388	Wilh Wilhelmsen Holding ASA, Class A	11,335

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Norway (Continued)
1,244	Yara International ASA	$47,136
		1,776,953
	Portugal—0.2%
3,185	Altri SGPS SA†	14,432
136,257	Banco Comercial Portugues SA, Class R*	37,513
976	Corticeira Amorim SGPS SA†	10,040
2,841	CTT-Correios de Portugal SA	10,438
1,832	EDP Renovaveis SA	30,051
14,431	Energias de Portugal SA	60,052
7,589	Galp Energia SGPS SA	112,650
1,062	Greenvolt-Energias Renovaveis SA*,†	5,990
2,370	Jeronimo Martins SGPS SA	53,271
5,953	Navigator Co. SA†	22,456
8,146	NOS SGPS SA†	29,988
10,709	Redes Energeticas Nacionais SGPS SA	27,399
20,529	Sonae SGPS SA	19,968
		434,248
	Singapore—0.8%
4,200	AEM Holdings Ltd.	10,569
26,296	Capitaland India Trust	20,198
14,300	Capitaland Investment Ltd.	32,429
9,400	City Developments Ltd.	45,453
23,400	ComfortDelGro Corp. Ltd.	22,253
12,122	DBS Group Holdings Ltd.	298,306
3,900	DFI Retail Group Holdings Ltd.	10,374
18,300	First Resources Ltd.	20,482
23,100	Frencken Group Ltd.	18,926
35,400	Genting Singapore Ltd.	21,882
132,400	Golden Agri-Resources Ltd.	25,666
800	Great Eastern Holdings Ltd.	10,563
11,200	GuocoLand Ltd.	12,536
2,600	Haw Par Corp. Ltd.	18,735
3,200	Hong Leong Finance Ltd.	5,759
7,200	Hongkong Land Holdings Ltd.	25,704
192,400	Hutchison Port Holdings Trust	33,093
1,900	iFAST Corp. Ltd.†	7,797
900	Jardine Cycle & Carriage Ltd.	21,022
7,500	Keppel Corp. Ltd.	37,308
60,455	Keppel Infrastructure Trust	20,564
12,300	Nanofilm Technologies International Ltd.†	8,458
46,800	Netlink NBN Trust	28,758
8,300	Olam Group Ltd.	6,375
21,239	Oversea-Chinese Banking Corp. Ltd.	199,028
25,200	Raffles Medical Group Ltd.	23,043
2,823	SATS Ltd.*,†	5,369
442,537	Seatrium Ltd.*	43,380
10,100	Sembcorp Industries Ltd.	37,607
19,200	Sheng Siong Group Ltd.	21,349
12,099	Singapore Airlines Ltd.†	57,176
7,100	Singapore Exchange Ltd.	50,640
32,900	Singapore Post Ltd.	11,673
13,200	Singapore Technologies Engineering Ltd.	37,756

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Singapore (Continued)
17,800	Singapore Telecommunications Ltd.	$31,511
22,000	StarHub Ltd.	17,864
5,192	Straits Trading Co. Ltd.	7,520
9,500	UMS Holdings Ltd.	9,034
9,400	United Overseas Bank Ltd.	195,977
6,300	UOL Group Ltd.	29,587
4,400	Venture Corp. Ltd.	39,816
23,900	Wilmar International Ltd.	65,214
15,000	Wing Tai Holdings Ltd.	15,362
23,500	Yangzijiang Shipbuilding Holdings Ltd.	28,537
		1,690,653
	Spain—1.7%
418	Acciona SA	53,341
4,531	Acerinox SA	43,899
1,866	ACS Actividades de Construccion y Servicios SA†	67,214
766	Aena SME SA#	115,485
1,188	Almirall SA	12,083
3,505	Amadeus IT Group SA	212,260
2,480	Applus Services SA	25,958
5,985	Atresmedia Corp. de Medios de Comunicacion SA	23,159
48,215	Banco Bilbao Vizcaya Argentaria SA	393,020
9,155	Banco Bilbao Vizcaya Argentaria SA, ADR†	73,698
111,149	Banco de Sabadell SA	129,322
104,466	Banco Santander SA	399,651
13,318	Bankinter SA†	85,102
22,517	CaixaBank SA	90,130
1,374	Cellnex Telecom SA#,*	47,894
796	Cia de Distribucion Integral Logista Holdings SA	20,366
861	CIE Automotive SA	23,340
318	Construcciones y Auxiliar de Ferrocarriles SA	9,952
562	Corp. ACCIONA Energias Renovables SA†	14,498
1,692	Ebro Foods SA†	28,443
986	Elecnor SA	15,376
4,513	Enagas SA	74,815
7,602	Ence Energia y Celulosa SA†	25,510
3,205	Endesa SA	65,313
4,660	Ercros SA	14,830
10,352	Faes Farma SA	35,023
811	Ferrovial SE	24,840
1,842	Fluidra SA†	37,722
1,387	Fomento de Construcciones y Contratas SA†	17,480
3,465	Gestamp Automocion SA#	14,470
4,339	Global Dominion Access SA#	15,368
1,891	Grifols SA*,†	24,581
705	Grupo Catalana Occidente SA	22,734
20,726	Iberdrola SA	232,164
2,164	Indra Sistemas SA	31,344
6,499	Industria de Diseno Textil SA	242,480
349	Laboratorios Farmaceuticos Rovi SA	18,947
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros†	4,695
19,051	Mapfre SA†	38,873
4,190	Melia Hotels International SA*,†	25,494
1,262	Naturgy Energy Group SA†	34,370

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Spain (Continued)
1,960	Neinor Homes SA#,*,†	$19,541
145	Pharma Mar SA†	4,924
2,459	Prosegur Compania de Seguridad SA	3,967
2,599	Redeia Corp. SA	40,928
16,433	Repsol SA	270,510
11,322	Sacyr SA†	33,301
1,856	Solaria Energia y Medio Ambiente SA*,†	28,747
63,209	Telefonica SA†	258,490
5,440	Telefonica SA, ADR	22,141
3,839	Tubacex SA	12,339
21,017	Unicaja Banco SA#	22,642
452	Vidrala SA	39,281
742	Viscofan SA†	45,343
		3,687,398
	Sweden—1.9%
984	AAK AB	17,743
1,552	AcadeMedia AB#	6,642
1,327	AddLife AB, Class B	7,864
3,120	AddNode Group AB†	19,062
2,393	AddTech AB, Class B†	38,374
1,712	AFRY AB	20,120
695	Alfa Laval AB	23,906
1,866	Alimak Group AB#	11,375
1,793	Alleima AB	9,413
510	Alligo AB, Class B	4,780
4,107	Ambea AB#	12,999
556	Annehem Fastigheter AB, Class B*	856
313	AQ Group AB	11,903
3,735	Arjo AB, Class B	14,467
3,136	Assa Abloy AB, Class B	68,371
15,988	Atlas Copco AB, Class A	215,480
9,748	Atlas Copco AB, Class B	114,383
810	Atrium Ljungberg AB, Class B†	13,204
3,696	Attendo AB#,*	9,607
1,217	Avanza Bank Holding AB†	21,097
1,245	Axfood AB	28,534
1,079	Beijer Alma AB	18,488
1,530	Beijer Ref AB†	16,174
808	Bergman & Beving AB	11,626
2,259	Betsson AB, Class B*	24,853
791	Better Collective AS*	17,738
1,218	Bilia AB, Class A	11,873
3,167	Billerud Aktiebolag	29,378
1,495	BioGaia AB, Class B	13,779
981	Biotage AB	9,643
3,089	Boliden AB	88,905
1,253	Bonava AB, Class B†	2,087
1,975	Boozt AB#,*,†	16,342
2,967	Bravida Holding AB#	21,888
670	Bufab AB	16,913
1,399	Bure Equity AB	27,915
3,952	Byggmax Group AB*,†	10,664
381	Camurus AB*	10,838

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Sweden (Continued)
2,626	Castellum AB†	$26,763
447	Catena AB	15,547
660	Cellavision AB	9,279
1,045	Cibus Nordic Real Estate AB†	10,359
855	Clas Ohlson AB, Class B	9,164
7,868	Cloetta AB, Class B	13,150
1,066	Concentric AB	15,962
1,370	Coor Service Management Holding AB#	5,567
14,402	Corem Property Group AB, Class B†	7,982
2,643	Dios Fastigheter AB	15,083
5,933	Dometic Group AB#	37,611
1,685	Duni AB	14,944
2,823	Dustin Group AB#,*	5,230
736	Elanders AB, Class B	6,588
1,713	Electrolux AB, Class B*	17,725
3,376	Electrolux Professional AB, Class B	17,443
4,884	Elekta AB, Class B	33,268
8,427	Embracer Group AB*,†	16,899
1,864	Epiroc AB, Class A	35,487
1,782	Epiroc AB, Class B	28,576
689	Essity AB, Class A	14,914
2,512	Essity AB, Class B	54,238
1,051	Evolution AB#	106,432
1,567	Fabege AB†	12,524
2,158	Fagerhult Group AB	10,133
6,378	Fastighets AB Balder, Class B*,†	28,780
79	Fenix Outdoor International AG	4,816
3,690	Fortnox AB	19,724
703	GARO AB	2,452
1,600	Getinge AB, Class B	28,220
1,494	Granges AB	14,085
6,857	H & M Hennes & Mauritz AB, Class B	97,568
888	Hemnet Group AB	15,678
3,499	Hexagon AB, Class B	29,906
4,181	Hexatronic Group AB†	17,029
3,325	Hexpol AB	29,566
366	HMS Networks AB	13,400
3,175	Hoist Finance AB#,*	7,933
833	Holmen AB, Class B	32,464
690	Hufvudstaden AB, Class A	7,642
2,602	Husqvarna AB, Class B†	19,943
1,973	Indutrade AB	36,605
1,465	Instalco AB	4,358
2,972	International Petroleum Corp.*	28,603
1,692	Intrum AB†	9,911
649	INVISIO AB	11,750
2,675	Inwido AB	26,932
1,080	JM AB	14,660
1,933	Karnov Group AB*	8,545
2,288	Kindred Group PLC, SDR	20,917
512	KNOW IT AB	5,942
2,602	Lagercrantz Group AB, Class B	26,435
1,864	Lifco AB, Class B	32,748
1,567	Lindab International AB	22,948

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Sweden (Continued)
981	Loomis AB	$26,452
641	Medcap AB*	15,753
1,134	Medicover AB, Class B	14,915
2,179	MEKO AB	18,937
2,979	Millicom International Cellular SA, SDR*	46,285
302	MIPS AB	10,250
1,742	Modern Times Group MTG AB, Class B*	11,783
510	Momentum Group AB	4,621
1,828	Munters Group AB#	23,508
1,021	Mycronic AB	21,120
2,840	NCAB Group AB	13,998
1,536	NCC AB, Class B†	16,646
1,296	New Wave Group AB, Class B	9,034
5,005	Nibe Industrier AB, Class B	32,892
3,170	Nobia AB*	2,368
3,940	Nolato AB, Class B	16,163
1,234	Nordic Waterproofing Holding AB	18,365
1,918	Nordnet AB publ	25,350
474	Note AB*	6,837
1,681	Nyfosa AB†	9,047
1,014	OEM International AB, Class B	6,859
1,353	Orron Energy ab*,†	905
1,559	OX2 AB*,†	7,420
609	Pandox AB	6,483
6,582	Peab AB, Class B	27,098
1,578	Platzer Fastigheter Holding AB, Class B	9,706
4,394	Ratos AB, Class B	13,119
774	Rejlers AB	8,324
5,625	Resurs Holding AB#,†	12,130
528	Saab AB, Class B	26,909
1,598	Sagax AB, Class B	30,496
6,434	Samhallsbyggnadsbolaget i Norden AB†	2,354
4,458	Sandvik AB	82,260
2,495	Scandi Standard AB	11,898
2,471	Scandic Hotels Group AB#,*	8,404
609	Sdiptech AB, Class B*	12,341
1,030	Sectra AB, Class B*	12,199
4,428	Securitas AB, Class B	35,122
17,587	Sinch AB#,*,†	30,919
13,385	Skandinaviska Enskilda Banken AB, Class A	160,061
2,462	Skanska AB, Class B	40,562
426	SKF AB, Class A	7,104
2,848	SKF AB, Class B	47,482
1,180	SkiStar AB	12,075
562	Solid Forsakring AB	3,045
4,349	SSAB AB, Class A	24,560
7,406	SSAB AB, Class B	40,739
9,462	Stillfront Group AB*	13,852
3,118	Svenska Cellulosa AB SCA, Class B	42,794
6,847	Svenska Handelsbanken AB, Class A	61,140
1,170	Sweco AB, Class B	10,944
3,365	Swedbank AB, Class A	61,999
1,127	Swedish Orphan Biovitrum AB*	23,044
2,312	Systemair AB	14,538

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Sweden (Continued)
6,025	Tele2 AB, Class B	$46,146
1,292	Telefonaktiebolaget LM Ericsson, Class A	6,480
17,187	Telefonaktiebolaget LM Ericsson, Class B†	83,894
29,453	Telia Co. AB	60,844
1,057	Thule Group AB#,†	27,756
1,537	Trelleborg AB, Class B	38,293
353	Troax Group AB	5,008
6,750	Truecaller AB, Class B*,†	23,551
700	Viaplay Group AB*,†	2,248
471	Vitec Software Group AB, Class B	22,137
2,100	Vitrolife AB	28,255
2,398	Volvo AB, Class A	49,911
17,428	Volvo AB, Class B	359,868
7,017	Volvo Car AB, Class B*	28,542
1,622	Wallenstam AB, Class B†	5,437
2,008	Wihlborgs Fastigheter AB	14,051
		4,235,342
	Switzerland—5.5%
10,938	ABB Ltd., Registered	391,945
1,684	Accelleron Industries AG	43,822
3,006	Adecco Group AG, Registered	124,003
679	Aevis Victoria SA	14,057
3,117	Alcon, Inc.	241,481
362	Allreal Holding AG, Registered	57,740
137	ALSO Holding AG, Registered	34,499
5,154	ams-OSRAM AG*	24,302
47	APG SGA SA	9,242
1,914	Arbonia AG	17,544
24,513	Aryzta AG*	41,991
590	Ascom Holding AG, Registered	6,703
148	Autoneum Holding AG*,†	19,273
765	Baloise Holding AG, Registered	111,071
58	Banque Cantonale de Geneve, Bearer Shares	13,750
362	Banque Cantonale Vaudoise, Registered†	37,986
33	Barry Callebaut AG, Registered	52,564
247	Basilea Pharmaceutica AG, Registered*	11,064
94	Belimo Holding AG, Registered	44,754
35	Bell Food Group AG, Registered	10,439
276	Bellevue Group AG	6,242
76	Berner Kantonalbank AG, Registered†	20,010
276	BKW AG	48,696
127	Bossard Holding AG, Registered Class A	27,888
147	Bucher Industries AG, Registered	56,304
43	Burckhardt Compression Holding AG	23,465
137	Burkhalter Holding AG	13,126
40	Bystronic AG†	24,865
262	Calida Holding AG, Registered	8,658
456	Cembra Money Bank AG	31,036
1	Chocoladefabriken Lindt & Spruengli AG, Registered	109,685
2,284	Cie Financiere Richemont SA, Registered Class A	279,465
79	Cie Financiere Tradition SA, Bearer Shares	10,055
5,039	Clariant AG, Registered	79,822
205	Coltene Holding AG, Registered	14,893

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Switzerland (Continued)
168	Comet Holding AG, Registered	$37,515
148	COSMO Pharmaceuticals NV†	6,451
98	CPH Chemie & Papier Holding AG, Registered	9,100
93	Daetwyler Holding AG, Bearer Shares	17,841
761	DKSH Holding AG	51,587
66	dormakaba Holding AG†	32,519
967	DSM-Firmenich AG	81,922
2,191	Dufry AG, Registered*	83,561
1,608	EFG International AG	18,270
36	Emmi AG, Registered	33,980
44	EMS-Chemie Holding AG, Registered	29,947
338	Flughafen Zurich AG, Registered	64,546
20	Forbo Holding AG, Registered	24,428
647	Fundamenta Real Estate AG	11,804
1,125	Galenica AG#	83,267
5,107	GAM Holding AG*	2,525
266	Geberit AG, Registered	133,385
1,909	Georg Fischer AG, Registered	107,718
52	Givaudan SA, Registered	170,086
566	Helvetia Holding AG, Registered	79,395
136	Hiag Immobilien Holding AG	11,738
3,415	Holcim AG	219,297
298	Huber & Suhner AG, Registered	21,552
547	Implenia AG, Registered	17,957
109	Ina Invest Holding AG*	2,024
36	Inficon Holding AG, Registered	43,970
12	Interroll Holding AG, Registered	32,905
16	Intershop Holding AG	10,593
110	Investis Holding SA	11,176
2,012	Julius Baer Group Ltd.	129,378
80	Jungfraubahn Holding AG, Registered	13,861
169	Kardex Holding AG, Registered	37,018
90	Komax Holding AG, Registered	20,746
592	Kuehne & Nagel International AG, Registered	168,801
580	Landis+Gyr Group AG	42,010
13	LEM Holding SA, Registered	29,044
167	Liechtensteinische Landesbank AG†	11,950
579	Logitech International SA, Registered†	39,916
765	Logitech International SA, Registered	52,886
295	Lonza Group AG, Registered	137,163
367	Luzerner Kantonalbank AG, Registered†	29,910
103	Medacta Group SA#	13,030
636	Medmix AG#	16,154
2	Metall Zug AG, Registered Class B	3,124
1,480	Mobilezone Holding AG, Registered	22,119
165	Mobimo Holding AG, Registered	44,254
17,989	Nestle SA, Registered	2,038,760
2,433	Novartis AG, ADR†	247,825
10,645	Novartis AG, Registered	1,091,655
4,832	OC Oerlikon Corp. AG, Registered	20,545
136	Orior AG	10,831
190	Partners Group Holding AG	214,732
500	PSP Swiss Property AG, Registered	59,103
78	Rieter Holding AG, Registered†	7,260

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Switzerland (Continued)
4,071	Roche Holding AG	$1,113,871
192	Roche Holding AG, Bearer Shares†	56,508
25	Romande Energie Holding SA, Registered	1,529
143	Schindler Holding AG, Registered	27,620
25	Schweiter Technologies AG	15,977
273	Sensirion Holding AG#,*	21,891
423	SFS Group AG	46,304
1,125	SGS SA, Registered	94,661
117	Siegfried Holding AG, Registered	100,275
2,478	SIG Group AG	61,290
331	Sika AG, Registered	84,291
2,142	Softwareone Holding AG	42,473
440	Sonova Holding AG, Registered	104,646
68	St. Galler Kantonalbank AG, Registered	37,107
894	Stadler Rail AG†	34,926
554	Straumann Holding AG, Registered	70,933
497	Sulzer AG, Registered	47,591
146	Swatch Group AG, Bearer Shares	37,547
534	Swatch Group AG, Registered	26,165
208	Swiss Life Holding AG, Registered	129,888
1,371	Swiss Prime Site AG, Registered	125,739
1,902	Swiss Re AG	195,987
339	Swisscom AG, Registered	201,545
247	Swissquote Group Holding SA, Registered	45,226
1,103	Temenos AG, Registered	77,626
174	TX Group AG	17,583
276	u-blox Holding AG	23,489
389	UBS Group AG, Registered*	9,589
13,387	UBS Group AG, Registered	331,841
335	Valiant Holding AG, Registered	34,732
310	VAT Group AG#	111,422
23	Vaudoise Assurances Holding SA	11,081
400	Vetropack Holding AG, Registered	17,676
540	Vontobel Holding AG, Registered	32,211
77	VP Bank AG, Class A	7,403
219	VZ Holding AG†	22,849
106	Walliser Kantonalbank, Registered	13,202
6	Warteck Invest AG, Registered	12,651
59	Ypsomed Holding AG, Registered	17,371
104	Zehnder Group AG, Registered	6,113
6	Zug Estates Holding AG, Class B	10,455
2	Zuger Kantonalbank AG, Brearer Shares	16,955
1,116	Zurich Insurance Group AG	512,188
		12,026,001
	United Kingdom—9.3%
6,965	3i Group PLC	176,163
533	4imprint Group PLC	34,141
2,172	888 Holdings PLC*	2,655
38,071	abrdn PLC	72,347
2,058	Admiral Group PLC	59,686
3,336	Advanced Medical Solutions Group PLC	8,181
1,488	AG Barr PLC	8,914
13,183	Airtel Africa PLC#	20,202

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
6,044	AJ Bell PLC	$20,235
12,432	Alliance Pharma PLC†	7,175
6,713	Anglo American PLC	185,556
2,371	Antofagasta PLC	41,339
8,120	Ascential PLC*	20,706
8,024	Ashmore Group PLC	18,386
5,344	Ashtead Group PLC	326,141
355	ASOS PLC*,†	1,665
2,093	Associated British Foods PLC	52,810
4,772	AstraZeneca PLC	646,394
3,106	AstraZeneca PLC, ADR	210,338
2,563	Atalaya Mining PLC	10,632
1,309	Auction Technology Group PLC*	10,429
10,185	Auto Trader Group PLC#	76,747
17,940	Aviva PLC	85,322
835	Avon Rubber PLC	6,296
12,233	B&M European Value Retail SA	87,523
10,618	Babcock International Group PLC*	53,556
9,839	BAE Systems PLC	119,782
9,792	Balfour Beatty PLC	38,351
617	Bank of Georgia Group PLC	27,778
89,247	Barclays PLC	173,070
18,340	Barclays PLC, ADR	142,869
10,368	Barratt Developments PLC	55,799
9,934	Beazley PLC	67,087
2,110	Bellway PLC	58,800
733	Berkeley Group Holdings PLC	36,730
2,271	Bloomsbury Publishing PLC	11,111
2,945	Bodycote PLC	23,446
8,370	boohoo Group PLC*,†	3,225
163,993	BP PLC	1,063,267
6,675	BP PLC, ADR	258,456
5,382	Breedon Group PLC	21,604
8,259	British American Tobacco PLC	259,679
1,462	British American Tobacco PLC, ADR	45,921
4,032	Britvic PLC	42,898
414	Brooks Macdonald Group PLC	8,410
97,861	BT Group PLC	139,340
1,635	Bunzl PLC	58,370
4,608	Burberry Group PLC	107,300
3,634	Burford Capital Ltd.	50,147
5,366	Bytes Technology Group PLC	32,657
11,474	C&C Group PLC	19,459
40,000	Capita PLC*	8,306
5,216	Capricorn Energy PLC	11,061
7,460	Card Factory PLC*	9,193
510	Carnival PLC*	6,208
37	Cazoo Group Ltd.*	20
21,596	Centamin PLC	22,015
6,675	Central Asia Metals PLC	15,311
63,151	Centrica PLC	119,005
3,018	Chemring Group PLC	10,218
2,609	Chesnara PLC	8,754
577	Clarkson PLC	19,254

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
2,800	Close Brothers Group PLC	$30,268
3,114	CMC Markets PLC#	3,997
33,791	Coats Group PLC	30,220
1,369	Coca-Cola HBC AG	37,565
5,327	Compass Group PLC	129,989
1,286	Computacenter PLC	39,697
16,230	ConvaTec Group PLC#	43,129
1,008	Cranswick PLC	43,685
4,845	Crest Nicholson Holdings PLC	10,268
6,842	CRH PLC	377,092
549	Croda International PLC	32,922
21,706	Currys PLC	12,818
914	CVS Group PLC	18,188
2,919	Darktrace PLC*	14,367
1,019	DCC PLC	57,303
2,945	De La Rue PLC*	2,228
10,115	Deliveroo PLC#,*	14,760
6,669	DFS Furniture PLC	8,820
12,494	Diageo PLC	462,501
1,115	Diploma PLC	40,867
20,487	Direct Line Insurance Group PLC*	43,043
1,383	DiscoverIE Group PLC	11,441
7,529	Domino's Pizza Group PLC	34,577
10,696	Dowlais Group PLC	14,016
7,369	Dr Martens PLC	12,704
8,912	Drax Group PLC	47,713
23,638	DS Smith PLC	82,802
2,804	Dunelm Group PLC	35,922
2,569	easyJet PLC*,†	13,393
5,917	Ecora Resources PLC†	7,739
13,055	Elementis PLC*	19,783
1,355	EMIS Group PLC	31,941
2,131	Energean PLC	29,718
74,403	EnQuest PLC*	13,807
3,847	Entain PLC	43,783
7,801	Esken Ltd.*	264
5,759	Essentra PLC	11,369
3,432	Evraz PLC*,§	—
6,927	Experian PLC	227,433
1,729	FDM Group Holdings PLC	10,970
5,122	Ferrexpo PLC*	4,759
1,189	Fevertree Drinks PLC	17,408
20,184	Firstgroup PLC†	37,161
4,050	Forterra PLC#	7,353
3,491	Frasers Group PLC*	34,309
2,026	Fresnillo PLC	13,625
1,255	Fuller Smith & Turner PLC, Class A	9,157
2,410	Future PLC	26,141
2,798	Galliford Try Holdings PLC	8,313
603	Games Workshop Group PLC	77,766
1,706	Gamma Communications PLC	22,730
5,050	GB Group PLC	13,272
6,960	Genel Energy PLC†	6,802
2,857	Genuit Group PLC	11,486

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
115,290	Glencore PLC	$660,986
4,589	Grafton Group PLC, CDI	50,615
14,240	Grainger PLC	40,586
27,394	Greencore Group PLC*	25,368
1,534	Greggs PLC	45,818
28,836	GSK PLC	524,927
5,559	GSK PLC, ADR	201,514
9,789	Gulf Keystone Petroleum Ltd.†	12,230
4,549	Gym Group PLC#,*,†	6,161
13,472	Haleon PLC	56,026
6,271	Halfords Group PLC	15,172
2,084	Halma PLC	49,290
4,078	Harbour Energy PLC	12,832
5,962	Hargreaves Lansdown PLC	56,244
21,097	Hays PLC	28,109
1,995	Headlam Group PLC	5,477
3,050	Helical PLC	7,871
7,460	Helios Towers PLC*	6,681
3,074	Henry Boot PLC	7,351
1,549	Hikma Pharmaceuticals PLC	39,462
2,154	Hill & Smith PLC	45,256
2,081	Hilton Food Group PLC	18,205
7,196	Hiscox Ltd.	88,237
5,513	Hochschild Mining PLC*	5,596
3,986	Hollywood Bowl Group PLC	12,037
9,916	Howden Joinery Group PLC	89,093
70,131	HSBC Holdings PLC	551,820
5,768	HSBC Holdings PLC, ADR†	227,605
3,532	Hunting PLC	13,165
4,879	Ibstock PLC#	8,483
13,192	IDOX PLC	10,237
7,234	IG Group Holdings PLC	56,797
3,442	IMI PLC	65,849
910	Impax Asset Management Group PLC	5,091
10,186	Imperial Brands PLC	207,174
5,310	Inchcape PLC	49,141
2,109	Indivior PLC*	45,777
6,450	Informa PLC	59,054
3,740	IntegraFin Holdings PLC	10,824
917	InterContinental Hotels Group PLC	67,958
4,590	Intermediate Capital Group PLC	77,452
10,061	International Consolidated Airlines Group SA*,†	18,168
10,685	International Distributions Services PLC*	34,000
4,161	International Personal Finance PLC	6,397
1,532	Intertek Group PLC	76,861
8,450	Investec PLC	49,663
3,042	iomart Group PLC	5,942
35,770	IP Group PLC	23,131
25,606	IQE PLC*,†	5,467
76,787	ITV PLC	66,162
9,541	IWG PLC*	16,472
26,671	J. Sainsbury PLC	82,264
2,074	J.D. Wetherspoon PLC*	17,498
1,083	James Fisher & Sons PLC*	4,334

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
3,618	James Halstead PLC†	$9,138
16,601	JD Sports Fashion PLC	30,322
1,084	JET2 PLC	14,324
10,403	John Wood Group PLC*	19,712
2,977	Johnson Matthey PLC	59,133
7,194	Johnson Service Group PLC	11,849
8,912	Jupiter Fund Management PLC	10,449
239	Just Eat Takeaway.com NV#,*	2,974
1,909	Just Eat Takeaway.com NV#,*,†	23,967
30,973	Just Group PLC	27,209
1,680	Kainos Group PLC	23,552
1,556	Keller Group PLC	14,258
552	Keywords Studios PLC	10,419
11,122	Kier Group PLC*	15,605
16,947	Kingfisher PLC	46,172
4,919	Lancashire Holdings Ltd.	35,410
9,246	Learning Technologies Group PLC	7,237
47,713	Legal & General Group PLC	129,528
1,556	Liontrust Asset Management PLC	11,524
399,205	Lloyds Banking Group PLC	216,113
30,105	Lloyds Banking Group PLC, ADR	64,124
733	London Stock Exchange Group PLC	73,639
10,707	Lookers PLC	16,930
3,033	LSL Property Services PLC†	9,621
13,116	M&G PLC	31,574
37,161	Man Group PLC	101,335
32,319	Marks & Spencer Group PLC*	93,297
1,885	Marshalls PLC	5,814
18,395	Marston's PLC*	6,823
11,392	Me Group International PLC	21,933
3,805	Mears Group PLC	12,813
10,696	Melrose Industries PLC	61,231
8,089	Mitchells & Butlers PLC*	22,305
24,076	Mitie Group PLC	30,198
150	MJ Gleeson PLC	765
10,029	Mobico Group PLC	10,866
5,425	Mondi PLC	90,846
8,246	Moneysupermarket.com Group PLC	24,408
7,506	Morgan Advanced Materials PLC	22,437
1,378	Morgan Sindall Group PLC	34,551
765	Mortgage Advice Bureau Holdings Ltd.	5,003
1,086	MP Evans Group PLC	9,938
5,761	National Grid PLC	68,884
1,709	National Grid PLC, ADR†	103,617
25,535	NatWest Group PLC	73,433
15,508	NatWest Group PLC, ADR	90,412
5,311	NCC Group PLC	7,646
731	Next 15 Group PLC	5,717
926	Next PLC	82,431
5,427	Ninety One PLC†	11,329
537	NMC Health PLC§,*	—
3,468	Ocado Group PLC*	25,405
4,680	On the Beach Group PLC#,*	6,041
8,824	OSB Group PLC	35,248

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
1,080	Oxford Instruments PLC	$28,726
5,545	Pagegroup PLC	28,361
40,396	Pan African Resources PLC	7,087
5,714	Paragon Banking Group PLC	34,301
1,213	PayPoint PLC	7,740
4,475	Pearson PLC	47,414
41,805	Pendragon PLC*	16,985
3,518	Pennon Group PLC	25,153
7,499	Persimmon PLC	98,586
4,723	Petrofac Ltd.*,†	4,382
10,688	Pets at Home Group PLC	43,659
5,331	Phoenix Group Holdings PLC	31,364
3,157	Playtech PLC*	17,410
2,017	Plus500 Ltd.†	33,887
1,124	Polar Capital Holdings PLC	6,377
14,328	Premier Foods PLC	20,978
3,998	Prudential PLC	43,355
782	Prudential PLC, ADR	17,141
8,123	PureTech Health PLC*	17,939
5,219	PZ Cussons PLC†	9,017
7,065	QinetiQ Group PLC	27,481
19,168	Quilter PLC#	20,054
956	Rathbones Group PLC	20,272
12,130	Reach PLC	12,632
3,063	Reckitt Benckiser Group PLC	216,531
6,125	Redde Northgate PLC	25,259
6,252	Redrow PLC	37,744
10,683	RELX PLC	361,703
610	RELX PLC, ADR	20,557
2,776	Renew Holdings PLC	24,149
1,514	Renewi PLC*	13,559
428	Renishaw PLC	18,392
7,633	Rentokil Initial PLC	56,828
17,999	Restaurant Group PLC*	11,200
787	RHI Magnesita NV	26,713
1,162	Ricardo PLC	7,075
8,346	Rightmove PLC	57,249
3,804	Rio Tinto PLC	240,139
1,675	Robert Walters PLC†	8,543
48,606	Rolls-Royce Holdings PLC*	131,003
9,205	Rotork PLC	35,108
4,941	RS Group PLC	44,334
3,518	RWS Holdings PLC	10,293
4,500	S4 Capital PLC*	3,712
3,036	Sabre Insurance Group PLC#	5,608
948	Saga PLC*	1,434
3,736	Sage Group PLC	45,082
2,515	Savills PLC	26,558
5,215	Schroders PLC	25,909
5,266	Senior PLC	10,473
25,172	Serco Group PLC	45,761
4,307	Serica Energy PLC	13,074
11,630	Severfield PLC	8,798
1,966	Severn Trent PLC	56,730

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
41,803	Shell PLC	$1,329,160
13,481	Shell PLC, ADR	867,907
9,302	SIG PLC*,†	4,091
11,912	Sirius Real Estate Ltd.	12,521
2,645	Smart Metering Systems PLC	20,073
2,913	Smith & Nephew PLC	36,359
1,470	Smiths Group PLC	29,046
1,667	Softcat PLC	29,675
797	Spectris PLC	33,004
12,936	Speedy Hire PLC	5,043
224	Spirax-Sarco Engineering PLC	26,035
7,170	Spire Healthcare Group PLC#	20,427
10,386	Spirent Communications PLC	17,487
4,726	SSE PLC	92,836
11,406	SSP Group PLC*	28,195
4,597	St. James's Place PLC	46,676
15,119	Standard Chartered PLC	139,826
4,177	SThree PLC	19,060
432	Synthomer PLC*,†	1,223
5,495	Tate & Lyle PLC	45,959
62,964	Taylor Wimpey PLC	90,113
1,288	TBC Bank Group PLC	46,909
2,011	Telecom Plus PLC	36,559
54,674	Tesco PLC	176,242
25,894	THG PLC*,†	22,065
5,954	TI Fluid Systems PLC#	8,950
16,738	TP ICAP Group PLC	34,738
5,604	Travis Perkins PLC	57,735
2,759	Tremor International Ltd.*,†	4,858
2,958	TT Electronics PLC	6,135
42,736	Tullow Oil PLC*,†	17,906
4,191	Tyman PLC	14,778
8,646	Unilever PLC	428,575
284	Unilever PLC, ADR	14,030
5,873	United Utilities Group PLC	67,945
6,783	Vanquis Banking Group PLC	10,428
5,245	Vesuvius PLC	27,786
863	Victrex PLC	14,794
1,057	Videndum PLC†	4,249
20,342	Virgin Money U.K. PLC	41,783
5,863	Vistry Group PLC	65,239
269,362	Vodafone Group PLC	252,468
3,200	Volex PLC	12,279
6,400	Volution Group PLC	28,252
3,542	Watches of Switzerland Group PLC#,*	23,121
5,138	Watkin Jones PLC	2,508
2,052	Weir Group PLC	47,607
1,764	WH Smith PLC	28,926
1,648	Whitbread PLC	69,651
5,006	Wickes Group PLC	8,386
3,672	Wincanton PLC	12,276
1,347	Wise PLC, Class A*	11,268
4,839	WPP PLC	43,277
930	XPS Pensions Group PLC	2,213

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	United Kingdom (Continued)
589	Young & Co's Brewery PLC, Class A	$7,689
		20,441,423
	United States—0.1%
1,592	ADTRAN Holdings, Inc.	13,526
1,425	Ferguson PLC	235,847
109	Noble Corp. PLC†	5,462
		254,835
	TOTAL COMMON STOCKS (Cost $148,251,424)	153,129,312

	Affiliated Investment Company—29.3%

	United States—29.3%
3,069,060	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $60,446,832)	64,726,475

		Expiration Date
	WarrantS—0.0%

	Canada—0.0%
122	Constellation Software, Inc. §,*	03/31/2040	0

	TOTAL WARRANTS (Cost $0)		0

	Rights—0.0%

	Australia—0.0%
13,937	Star Entertainment Group Ltd. §,*	10/18/2023	0

	Austria—0.0%
279	Strabag SE Right §,*	08/03/2023	0

	Italy—0.0%
2,680	Brembo SpA *	10/03/2023	0

	United Kingdom—0.0%
2,595	Synthomer PLC *,†	10/12/2023	950

	TOTAL RIGHTS (Cost $20,737)		950

	Preferred Stocks—0.4%

	Germany—0.4%
666	Bayerische Motoren Werke AG, 9.70%		62,175
608	Dr Ing hc F Porsche AG, 1.13%#		57,210
387	Draegerwerk AG & Co. KGaA, 0.45%		17,369
120	Einhell Germany AG, 2.08%		18,016
1,205	FUCHS SE, 2.91%		46,908
1,232	Henkel AG & Co. KGaA, 2.75%		87,869
949	Jungheinrich AG, 2.41%		28,474
917	Porsche Automobil Holding SE, 5.5%		45,227
213	Sartorius AG, 0.45%		72,467
491	Sixt SE, 10.41%		30,264
173	STO SE & Co. KGaA, 3.89%		23,741

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Germany (Continued)
2,512	Volkswagen AG, 25.58%	$289,324
		779,044
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 1.52%	29,110
29,205	Telecom Italia SpA, 0.0%*	9,180
		38,290
	TOTAL PREFERRED STOCK (Cost $1,081,521)	817,334

		7-Day Yield
	Short-Term Investments—2.5%
5,547,125	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $5,547,125)††	5.35%	5,547,125
	TOTAL INVESTMENTS, AT VALUE—101.6% (Cost $215,347,639)		224,221,196
	Liabilities in Excess of Other Assets—(1.6)%		(3,531,065)
	NET ASSETS—100.0%		$220,690,131

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

†	Denotes all or a portion of security on loan. As of September 30, 2023, the market value of the securities on loan was $10,250,734 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $5,163,276.
§	Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of September 30, 2023, the total value of the fair valued securities was $74,115.
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at September 30, 2023, amounts to approximately $3,208,002, and represents 1.45% of net assets.
‡‡	Affiliated issuer. Assets with a total aggregate market value of $64,726,475, or 29.3% of net assets, were affiliated with the Fund as of September 30, 2023 (Note 2).

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

At September 30, 2023, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	29.3%
Banks	6.3%
Oil, Gas and Consumable Fuels	6.2%
Pharmaceuticals	3.8%
Metals and Mining	3.2%
Insurance	2.9%
Machinery	2.7%
Chemicals	2.4%
Food Products	2.1%
Automobiles	2.0%
Semiconductors and Semiconductor Equipment	1.9%
Capital Markets	1.8%
Textiles, Apparel and Luxury Goods	1.6%
Consumer Staples Distribution & Retail	1.5%
Diversified Telecommunication Services	1.5%
Real Estate Management and Development	1.4%
Trading Companies and Distributors	1.4%
Electronic Equipment, Instruments & Components	1.2%
Household Durables	1.2%
Professional Services	1.2%
Construction and Engineering	1.1%
Hotels, Restaurants & Leisure	1.1%
Automobile Components	1.0%
Health Care Equipment and Supplies	1.0%
IT Services	1.0%
Specialty Retail	1.0%
Beverages	0.9%
Electric Utilities	0.9%
Building Products	0.8%
Electrical Equipment	0.8%
Ground Transportation	0.8%
Aerospace & Defense	0.7%
Commercial Services & Supplies	0.7%
Industrial Conglomerates	0.7%
Software	0.7%
Financial Services	0.6%
Media	0.6%
Personal Care Products	0.6%
Wireless Telecommunication Services	0.6%
Air Freight and Logistics	0.5%
Broadline Retail	0.5%
Construction Materials	0.5%
Health Care Providers and Services	0.5%
Multi-Utilities	0.5%
Containers and Packaging	0.4%
Entertainment	0.4%
Marine Transportation	0.4%
Biotechnology	0.3%
Energy Equipment and Services	0.3%
Gas Utilities	0.3%
Independent Power and Renewable Electricity Producers	0.3%
Life Sciences Tools and Services	0.3%
Paper and Forest Products	0.3%
Tobacco	0.3%
Transportation Infrastructure	0.3%
Communications Equipment	0.2%
Consumer Finance	0.2%
Household Products	0.2%
Interactive Media & Services	0.2%
Leisure Equipment and Products	0.2%
Passenger Airlines	0.2%
Technology Hardware, Storage & Peripherals	0.2%
Distributors	0.1%
Diversified Consumer Services	0.1%
Health Care Technology	0.1%
Water Utilities	0.1%
Short-Term Investments	2.5%
Total	101.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Shares		Value (Note 1)
	Common Stocks—99.7%
	Beverages—1.6%
65,500	Monster Beverage Corp.*	$3,468,225

	Biotechnology—2.5%
48,000	Neurocrine Biosciences, Inc.*	5,400,000

	Broadline Retail—5.7%
96,300	Amazon.com, Inc.*	12,241,656

	Capital Markets—2.7%
103,700	Charles Schwab Corp.	5,693,130

	Chemicals—2.1%
11,800	Linde PLC	4,393,730

	Communications Equipment—4.9%
57,475	Arista Networks, Inc.*	10,571,377

	Financial Services—16.0%
62,900	Fiserv, Inc.*	7,105,184
23,850	FleetCor Technologies, Inc.*	6,089,859
18,000	Mastercard, Inc., Class A	7,126,380
89,600	PayPal Holdings, Inc.*	5,238,016
37,000	Visa, Inc., Class A	8,510,370
		34,069,809
	Health Care Equipment and Supplies—2.4%
96,830	Boston Scientific Corp.*	5,112,624

	Hotels, Restaurants & Leisure—1.0%
1,200	Chipotle Mexican Grill, Inc.*	2,198,196

	Interactive Media & Services—5.4%
87,850	Alphabet, Inc., Class A*	11,496,051

	IT Services—9.0%
33,300	Accenture PLC, Class A	10,226,763
34,900	EPAM Systems, Inc.*	8,923,581
		19,150,344
	Life Sciences Tools and Services—1.6%
6,950	Thermo Fisher Scientific, Inc.	3,517,881

	Professional Services—4.8%
26,050	Automatic Data Processing, Inc.	6,267,109
15,225	Paycom Software, Inc.	3,947,386
		10,214,495
	Semiconductors and Semiconductor Equipment—12.2%
12,600	ASML Holding NV, Registered	7,417,116
36,000	Entegris, Inc.	3,380,760

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
34,950	NVIDIA Corp.	$15,202,900
		26,000,776
	Software—27.8%
24,650	Adobe, Inc.*	12,569,035
41,600	Autodesk, Inc.*	8,607,456
22,700	Intuit, Inc.	11,598,339
84,020	Microsoft Corp.	26,529,315
		59,304,145
	TOTAL COMMON STOCKS (Cost $158,405,635)	212,832,439
	TOTAL INVESTMENTS, AT VALUE—99.7% (Cost $158,405,635)	212,832,439
	Other Assets in Excess of Liabilities—0.3%	687,941
	NET ASSETS—100.0%	$213,520,380

Notes to the Schedule of Investments:
* Non-income producing security
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

At September 30, 2023, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	53.9%
Financials	18.6%
Consumer Discretionary	6.8%
Health Care	6.5%
Communication Services	5.4%
Industrials	4.8%
Materials	2.1%
Consumer Staples	1.6%
Total	99.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Value (Note 1)
	Common Stocks—98.5%
	Aerospace & Defense—0.8%
7,180	BWX Technologies, Inc.	$538,357
73,460	Kratos Defense & Security Solutions, Inc.*	1,103,369
		1,641,726
	Automobile Components—3.6%
51,420	BorgWarner, Inc.	2,075,825
76,662	Dana, Inc.	1,124,632
35,014	Modine Manufacturing Co.*	1,601,890
119,565	Stoneridge, Inc.*	2,399,670
		7,202,017
	Banks—3.8%
97,609	Bancorp, Inc.*	3,367,510
93,881	First BanCorp	1,263,638
17,948	Pinnacle Financial Partners, Inc.	1,203,234
17,550	Popular, Inc.	1,105,826
9,908	Wintrust Financial Corp.	748,054
		7,688,262
	Biotechnology—3.4%
30,284	ACADIA Pharmaceuticals, Inc.*	631,119
14,310	BioMarin Pharmaceutical, Inc.*	1,266,149
20,976	Exact Sciences Corp.*	1,430,983
27,473	Halozyme Therapeutics, Inc.*	1,049,469
10,529	Incyte Corp.*	608,260
20,050	Natera, Inc.*	887,212
3,247	Sarepta Therapeutics, Inc.*	393,601
2,582	United Therapeutics Corp.*	583,196
		6,849,989
	Building Products—3.3%
25,740	AZEK Co., Inc.*	765,508
21,106	Builders FirstSource, Inc.*	2,627,486
11,378	Masonite International Corp.*	1,060,657
37,377	Trex Co., Inc.*	2,303,544
		6,757,195
	Capital Markets—2.4%
37,506	Carlyle Group, Inc.	1,131,181
11,340	Evercore, Inc., Class A	1,563,559
15,740	Raymond James Financial, Inc.	1,580,768
21,465	TPG, Inc.	646,526
		4,922,034
	Chemicals—2.1%
15,783	Albemarle Corp.	2,683,741
38,865	Aspen Aerogels, Inc.*	334,239

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Chemicals (Continued)
19,440	FMC Corp.	$1,301,897
		4,319,877
	Commercial Services & Supplies—0.5%
106,749	Interface, Inc.	1,047,208

	Construction and Engineering—3.6%
14,071	AECOM	1,168,456
54,239	Granite Construction, Inc.	2,062,167
27,463	MasTec, Inc.*	1,976,512
11,321	Quanta Services, Inc.	2,117,819
		7,324,954
	Construction Materials—2.5%
16,621	Eagle Materials, Inc.	2,767,729
73,523	Summit Materials, Inc., Class A*	2,289,506
		5,057,235
	Consumer Finance—0.1%
14,402	Green Dot Corp., Class A*	200,620

	Containers and Packaging—0.4%
112,097	Pactiv Evergreen, Inc.	911,349

	Diversified Consumer Services—1.0%
100,244	2U, Inc.*	247,603
103,168	Perdoceo Education Corp.	1,764,173
		2,011,776
	Diversified Telecommunication Services—0.5%
17,277	Cogent Communications Holdings, Inc.	1,069,446

	Electrical Equipment—3.7%
171,127	Array Technologies, Inc.*	3,797,308
11,283	EnerSys	1,068,162
69,019	Shoals Technologies Group, Inc., Class A*	1,259,597
38,191	Vertiv Holdings Co.	1,420,705
		7,545,772
	Electronic Equipment, Instruments & Components—6.5%
6,473	Belden, Inc.	624,968
46,818	Coherent Corp.*	1,528,140
11,541	Fabrinet*	1,922,961
104,398	Flex Ltd.*	2,816,658
40,083	Jabil, Inc.	5,086,132
8,941	Rogers Corp.*	1,175,473
		13,154,332
	Financial Services—1.8%
46,032	NMI Holdings, Inc., Class A*	1,247,007

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Financial Services (Continued)
145,840	Paymentus Holdings, Inc., Class A*	$2,420,944
		3,667,951
	Food Products—0.5%
17,596	Darling Ingredients, Inc.*	918,511

	Ground Transportation—3.3%
34,397	Knight-Swift Transportation Holdings, Inc.	1,725,010
74,513	RXO, Inc.*	1,470,141
45,923	XPO, Inc.*	3,428,611
		6,623,762
	Health Care Equipment and Supplies—4.1%
4,020	Align Technology, Inc.*	1,227,386
7,346	Cooper Cos., Inc.	2,336,101
15,375	Hologic, Inc.*	1,067,025
7,841	Insulet Corp.*	1,250,561
9,107	Merit Medical Systems, Inc.*	628,565
25,800	Novocure Ltd.*	416,670
22,580	Tandem Diabetes Care, Inc.*	468,987
48,549	Varex Imaging Corp.*	912,236
		8,307,531
	Hotels, Restaurants & Leisure—3.9%
26,209	Boyd Gaming Corp.	1,594,293
63,207	Caesars Entertainment, Inc.*	2,929,644
49,412	Cheesecake Factory, Inc.	1,497,184
39,527	Planet Fitness, Inc., Class A*	1,943,938
		7,965,059
	Industrial REITs—0.8%
77,762	LXP Industrial Trust	692,082
25,250	STAG Industrial, Inc.	871,377
		1,563,459
	Insurance—1.8%
4,919	Everest Group Ltd.	1,828,245
25,054	Trupanion, Inc.†, *	706,523
16,492	WR Berkley Corp.	1,047,077
		3,581,845
	Interactive Media & Services—0.6%
71,294	ZoomInfo Technologies, Inc.*	1,169,222

	IT Services—2.2%
4,609	EPAM Systems, Inc.*	1,178,475
102,488	Grid Dynamics Holdings, Inc.*	1,248,304
3,026	MongoDB, Inc.*	1,046,573

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	IT Services (Continued)
11,773	Okta, Inc.*	$959,617
		4,432,969
	Leisure Products—1.2%
109,598	Mattel, Inc.*	2,414,444

	Life Sciences Tools and Services—2.1%
53,118	Avantor, Inc.*	1,119,727
7,341	Charles River Laboratories International, Inc.*	1,438,689
19,091	QIAGEN NV*	773,186
61,250	Sotera Health Co.*	917,525
		4,249,127
	Machinery—0.9%
12,082	Stanley Black & Decker, Inc.	1,009,813
26,353	Symbotic, Inc.†, *	880,981
		1,890,794
	Marine Transportation—0.8%
18,638	Kirby Corp.*	1,543,226

	Media—1.2%
8,534	Cardlytics, Inc.*	140,811
132,100	Integral Ad Science Holding Corp.*	1,570,669
103,355	Magnite, Inc.*	779,297
		2,490,777
	Metals and Mining—4.0%
88,531	ATI, Inc.*	3,643,051
38,921	Carpenter Technology Corp.	2,615,880
30,847	MP Materials Corp.†, *	589,178
35,291	Sigma Lithium Corp.*	1,144,840
		7,992,949
	Oil, Gas and Consumable Fuels—4.2%
27,958	Devon Energy Corp.	1,333,596
117,439	Navigator Holdings Ltd.	1,734,574
209,854	Permian Resources Corp.	2,929,562
65,543	SM Energy Co.	2,598,780
		8,596,512
	Passenger Airlines—3.0%
39,613	Alaska Air Group, Inc.*	1,468,850
328,315	Azul SA, ADR†, *	2,820,226
252,786	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	1,716,417
		6,005,493
	Pharmaceuticals—2.3%
19,707	Amphastar Pharmaceuticals, Inc.*	906,325
21,219	Catalent, Inc.*	966,101
5,205	Jazz Pharmaceuticals PLC*	673,735
38,475	Pacira BioSciences, Inc.*	1,180,413

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Pharmaceuticals (Continued)
30,965	Supernus Pharmaceuticals, Inc.*	$853,705
		4,580,279
	Professional Services—3.1%
7,278	Equifax, Inc.	1,333,184
41,088	KBR, Inc.	2,421,727
206,804	Planet Labs PBC†, *	537,690
15,998	TransUnion	1,148,497
67,065	Upwork, Inc.*	761,858
		6,202,956
	Real Estate Management and Development—0.3%
32,415	DigitalBridge Group, Inc.	569,856

	Residential REITs—0.3%
39,800	Independence Realty Trust, Inc.	559,986

	Retail REITs—0.3%
33,097	NETSTREIT Corp.	515,651

	Semiconductors and Semiconductor Equipment—8.8%
8,052	Ambarella, Inc.*	426,998
95,096	indie Semiconductor, Inc., Class A*	599,105
30,545	MACOM Technology Solutions Holdings, Inc.*	2,491,861
8,101	MKS Instruments, Inc.	701,061
3,738	Monolithic Power Systems, Inc.	1,726,956
23,202	Qorvo, Inc.*	2,215,095
46,905	Semtech Corp.*	1,207,804
16,500	SiTime Corp.*	1,885,125
6,104	SolarEdge Technologies, Inc.*	790,529
31,502	Ultra Clean Holdings, Inc.*	934,664
14,656	Universal Display Corp.	2,300,845
68,544	Wolfspeed, Inc.†, *	2,611,526
		17,891,569
	Software—2.1%
7,856	EngageSmart, Inc.*	141,057
19,456	Envestnet, Inc.*	856,648
13,154	Guidewire Software, Inc.*	1,183,860
1,963	HubSpot, Inc.*	966,777
1,043	Tyler Technologies, Inc.*	402,744
85,176	Zuora, Inc., Class A*	701,850
		4,252,936
	Specialty Retail—0.6%
29,935	Chewy, Inc., Class A*	546,613
121,946	Leslie's, Inc.*	690,215
		1,236,828
	Technology Hardware, Storage & Peripherals—0.9%
17,877	Pure Storage, Inc., Class A*	636,779

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Technology Hardware, Storage & Peripherals (Continued)
90,776	Stratasys Ltd.*	$1,235,461
		1,872,240
	Trading Companies and Distributors—5.2%
44,631	Beacon Roofing Supply, Inc.*	3,444,174
76,050	FTAI Aviation Ltd.	2,703,578
12,399	GMS, Inc.*	793,164
346,457	MRC Global, Inc.*	3,551,184
		10,492,100
	TOTAL COMMON STOCKS (Cost $164,195,898)	199,291,824

		7-Day Yield
	Short-Term Investments—0.6%
$1,165,853	State Street Navigator Securities Lending Government Money Market Portfolio (Cost$1,165,853)††	5.35%	1,165,853
	TOTAL INVESTMENTS, AT VALUE—99.1% (Cost $165,361,751)		200,457,677
	Other Assets in Excess of Liabilities—0.9%		1,821,341
	NET ASSETS—100.0%		$202,279,018

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2023, the market value of the securities on loan was $7,632,131 (Note 1).
††	Represents collateral received from securities lending transactions. Non-cash collateral amounted to $6,644,255.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

At September 30, 2023, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	28.2%
Information Technology	20.6%
Health Care	11.9%
Consumer Discretionary	10.3%
Financials	9.9%
Materials	9.0%
Energy	4.2%
Communication Services	2.3%
Real Estate	1.6%
Consumer Staples	0.5%
Short-Term Investments	0.6%
Total	99.1%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Value (Note 1)
	Common Stocks—98.5%
	Aerospace & Defense—1.8%
2,700	General Dynamics Corp.	$596,619
500	Huntington Ingalls Industries, Inc.	102,290
3,400	Lockheed Martin Corp.	1,390,464
3,900	Textron, Inc.	304,746
		2,394,119
	Air Freight and Logistics—2.2%
2,300	Expeditors International of Washington, Inc.	263,649
3,600	FedEx Corp.	953,712
10,600	United Parcel Service, Inc., Class B	1,652,222
		2,869,583
	Automobile Components—0.2%
3,400	BorgWarner, Inc.	137,258
800	Lear Corp.	107,360
		244,618
	Automobiles—1.2%
70,200	Ford Motor Co.	871,884
20,500	General Motors Co.	675,885
		1,547,769
	Banks—6.9%
59,600	Bank of America Corp.	1,631,848
26,100	Citigroup, Inc.	1,073,493
42,400	JPMorgan Chase & Co.	6,148,848
13,400	Regions Financial Corp.	230,480
		9,084,669
	Beverages—0.1%
2,899	Molson Coors Beverage Co., Class B	184,347

	Biotechnology—5.9%
25,400	AbbVie, Inc.	3,786,124
7,700	Amgen, Inc.	2,069,452
1,900	Biogen, Inc.*	488,319
18,000	Gilead Sciences, Inc.	1,348,920
		7,692,815
	Broadline Retail—0.2%
7,200	eBay, Inc.	317,448

	Building Products—1.3%
1,200	Allegion PLC	125,040
2,200	Builders FirstSource, Inc.*	273,878
700	Carlisle Cos., Inc.	181,482
1,800	Fortune Brands Innovations, Inc.	111,888
9,200	Johnson Controls International PLC	489,532
4,600	Masco Corp.	245,870

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Building Products (Continued)
1,800	Owens Corning	$245,538
		1,673,228
	Capital Markets—4.7%
1,500	Ameriprise Financial, Inc.	494,520
12,100	Bank of New York Mellon Corp.	516,065
4,900	Carlyle Group, Inc.	147,784
4,900	Goldman Sachs Group, Inc.	1,585,493
6,600	Invesco Ltd.	95,832
3,600	Jefferies Financial Group, Inc.	131,868
1,000	LPL Financial Holdings, Inc.	237,650
24,400	Morgan Stanley	1,992,748
2,900	Raymond James Financial, Inc.	291,247
5,000	State Street Corp.	334,800
1,400	Stifel Financial Corp.	86,016
3,100	T. Rowe Price Group, Inc.	325,097
		6,239,120
	Chemicals—0.9%
700	CF Industries Holdings, Inc.	60,018
9,800	Dow, Inc.	505,288
1,600	Eastman Chemical Co.	122,752
4,685	LyondellBasell Industries NV, Class A	443,670
1,950	Olin Corp.	97,461
		1,229,189
	Communications Equipment—2.5%
59,500	Cisco Systems, Inc.	3,198,720
4,400	Juniper Networks, Inc.	122,276
		3,320,996
	Construction Materials—0.1%
500	Eagle Materials, Inc.	83,260

	Consumer Finance—2.1%
4,100	Ally Financial, Inc.	109,388
10,600	American Express Co.	1,581,414
5,100	Capital One Financial Corp.	494,955
3,900	Discover Financial Services	337,857
6,400	Synchrony Financial	195,648
		2,719,262
	Consumer Staples Distribution & Retail—0.3%
10,300	Kroger Co.	460,925

	Containers and Packaging—0.7%
1,700	Berry Global Group, Inc.	105,247
2,400	Crown Holdings, Inc.	212,352
4,400	Graphic Packaging Holding Co.	98,032
4,700	International Paper Co.	166,709
1,500	Packaging Corp. of America	230,325

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Containers and Packaging (Continued)
1,300	Sonoco Products Co.	$70,655
		883,320
	Distributors—0.2%
5,400	LKQ Corp.	267,354

	Diversified Consumer Services—0.1%
500	H&R Block, Inc.	21,530
3,100	Service Corp. International	177,134
		198,664
	Diversified Telecommunication Services—1.4%
57,400	Verizon Communications, Inc.	1,860,334

	Electric Utilities—2.1%
3,400	Alliant Energy Corp.	164,730
10,800	Duke Energy Corp.	953,208
4,900	Edison International	310,121
3,200	Evergy, Inc.	162,240
17,300	Exelon Corp.	653,767
2,952	OGE Energy Corp.	98,390
1,549	Pinnacle West Capital Corp.	114,131
10,700	PPL Corp.	252,092
		2,708,679
	Electrical Equipment—0.2%
900	Regal Rexnord Corp.	128,592
2,200	Sensata Technologies Holding PLC	83,204
		211,796
	Electronic Equipment, Instruments & Components—0.7%
1,200	Arrow Electronics, Inc.*	150,288
12,200	Corning, Inc.	371,734
2,600	Jabil, Inc.	329,914
1,300	TD SYNNEX Corp.	129,818
		981,754
	Energy Equipment and Services—0.4%
12,200	Halliburton Co.	494,100
3,100	NOV, Inc.	64,790
		558,890
	Financial Services—1.1%
5,900	Equitable Holdings, Inc.	167,501
7,244	Fiserv, Inc.*	818,282
3,500	Global Payments, Inc.	403,865
		1,389,648
	Food Products—1.6%
9,800	Archer-Daniels-Midland Co.	739,116
1,400	Bunge Ltd.	151,550
2,300	Darling Ingredients, Inc.*	120,060
900	Ingredion, Inc.	88,560
1,400	J M Smucker Co.	172,074

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Food Products (Continued)
4,400	Kellogg Co.	$261,844
17,600	Kraft Heinz Co.	592,064
		2,125,268
	Ground Transportation—0.9%
500	Avis Budget Group, Inc.*	89,845
27,300	CSX Corp.	839,475
2,300	Knight-Swift Transportation Holdings, Inc.	115,345
200	U-Haul Holding Co.†, *	10,914
2,600	U-Haul Holding Co.	136,214
		1,191,793
	Health Care Providers and Services—6.3%
3,762	Cardinal Health, Inc.	326,617
3,600	Cencora, Inc.	647,892
2,000	Centene Corp.*	137,760
4,600	Cigna Group	1,315,922
1,200	DaVita, Inc.*	113,436
4,400	Elevance Health, Inc.	1,915,848
5,900	HCA Healthcare, Inc.	1,451,282
1,800	Henry Schein, Inc.*	133,650
1,500	Laboratory Corp. of America Holdings	301,575
2,900	McKesson Corp.	1,261,065
400	Molina Healthcare, Inc.*	131,156
2,400	Quest Diagnostics, Inc.	292,464
1,200	Tenet Healthcare Corp.*	79,068
1,500	Universal Health Services, Inc., Class B	188,595
		8,296,330
	Hotels, Restaurants & Leisure—0.1%
1,449	Boyd Gaming Corp.	88,143

	Household Durables—1.5%
6,500	DR Horton, Inc.	698,555
4,600	Lennar Corp., Class A	516,258
50	NVR, Inc.*	298,165
4,600	PulteGroup, Inc.	340,630
800	Toll Brothers, Inc.	59,168
300	TopBuild Corp.*	75,480
		1,988,256
	Independent Power and Renewable Electricity Producers—0.1%
5,900	Vistra Corp.	195,762

	Insurance—6.1%
9,500	Aflac, Inc.	729,125
1,000	American Financial Group, Inc.	111,670
9,600	American International Group, Inc.	581,760
5,400	Arch Capital Group Ltd.*	430,434
700	Assurant, Inc.	100,506
6,100	Chubb Ltd.	1,269,898
2,200	Cincinnati Financial Corp.	225,038
3,900	Fidelity National Financial, Inc.	161,070
1,400	First American Financial Corp.	79,086

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Insurance (Continued)
1,300	Globe Life, Inc.	$141,349
4,900	Hartford Financial Services Group, Inc.	347,459
3,600	Loews Corp.	227,916
150	Markel Group, Inc.*	220,874
12,400	MetLife, Inc.	780,084
4,400	Old Republic International Corp.	118,536
400	Primerica, Inc.	77,604
3,600	Principal Financial Group, Inc.	259,452
5,400	Prudential Financial, Inc.	512,406
900	Reinsurance Group of America, Inc.	130,671
6,500	Travelers Cos., Inc.	1,061,515
2,900	Unum Group	142,651
3,850	WR Berkley Corp.	244,436
		7,953,540
	IT Services—1.6%
6,900	Cognizant Technology Solutions Corp., Class A	467,406
11,600	International Business Machines Corp.	1,627,480
		2,094,886
	Leisure Products—0.1%
1,200	Brunswick Corp.	94,800
800	Polaris, Inc.	83,312
		178,112
	Life Sciences Tools and Services—0.1%
300	Bio-Rad Laboratories, Inc., Class A*	107,535

	Machinery—4.7%
1,050	AGCO Corp.	124,194
7,000	Caterpillar, Inc.	1,911,000
2,000	Cummins, Inc.	456,920
4,000	Deere & Co.	1,509,520
1,900	Dover Corp.	265,069
700	Middleby Corp.*	89,600
1,000	Oshkosh Corp.	95,430
7,522	PACCAR, Inc.	639,520
1,800	Parker-Hannifin Corp.	701,136
2,400	Pentair PLC	155,400
700	Snap-on, Inc.	178,542
800	Timken Co.	58,792
		6,185,123
	Media—2.8%
500	Charter Communications, Inc., Class A*	219,910
63,900	Comcast Corp., Class A	2,833,326
5,900	Fox Corp., Class A	184,080
5,600	Interpublic Group of Cos., Inc.	160,496
3,600	Omnicom Group, Inc.	268,128
		3,665,940
	Metals and Mining—1.5%
6,900	Cleveland-Cliffs, Inc.*	107,847
600	Commercial Metals Co.	29,646

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Value (Note 1)
	Metals and Mining (Continued)
6,300	Newmont Corp.	$232,785
5,100	Nucor Corp.	797,385
1,000	Reliance Steel & Aluminum Co.	262,230
3,600	Steel Dynamics, Inc.	385,992
3,400	United States Steel Corp.	110,432
		1,926,317
	Multi-Utilities—1.3%
6,000	CenterPoint Energy, Inc.	161,100
4,700	Consolidated Edison, Inc.	401,991
9,300	Public Service Enterprise Group, Inc.	529,263
9,000	Sempra	612,270
		1,704,624
	Oil, Gas and Consumable Fuels—15.8%
4,600	APA Corp.	189,060
3,300	Cheniere Energy, Inc.	547,668
25,369	Chevron Corp.	4,277,721
17,900	ConocoPhillips	2,144,420
10,200	Coterra Energy, Inc.	275,910
10,300	EOG Resources, Inc.	1,305,628
55,500	Exxon Mobil Corp.	6,525,690
32,500	Kinder Morgan, Inc.	538,850
10,035	Marathon Oil Corp.	268,436
5,400	Marathon Petroleum Corp.	817,236
13,100	Occidental Petroleum Corp.	849,928
5,600	ONEOK, Inc.	355,208
6,000	Phillips 66	720,900
3,200	Pioneer Natural Resources Co.	734,560
3,400	Range Resources Corp.	110,194
15,000	Southwestern Energy Co.*	96,750
5,600	Valero Energy Corp.	793,576
6,900	Williams Cos., Inc.	232,461
		20,784,196
	Pharmaceuticals—3.6%
8,700	Johnson & Johnson	1,355,025
31,600	Merck & Co., Inc.	3,253,220
16,300	Viatris, Inc.	160,718
		4,768,963
	Professional Services—0.3%
200	CACI International, Inc., Class A*	62,786
1,899	Leidos Holdings, Inc.	175,012
1,400	Robert Half, Inc.	102,592
		340,390
	Real Estate Management and Development—0.1%
600	Jones Lang LaSalle, Inc.*	84,708

	Semiconductors and Semiconductor Equipment—5.7%
12,200	Applied Materials, Inc.	1,689,090
1,800	KLA Corp.	825,588
1,900	Lam Research Corp.	1,190,863

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
2,000	Microchip Technology, Inc.	$156,100
15,700	Micron Technology, Inc.	1,068,071
5,100	ON Semiconductor Corp.*	474,045
16,200	QUALCOMM, Inc.	1,799,172
2,300	Skyworks Solutions, Inc.	226,757
		7,429,686
	Specialty Retail—2.8%
1,200	AutoNation, Inc.*	181,680
3,200	Best Buy Co., Inc.	222,304
400	Lithia Motors, Inc.	118,132
12,900	Lowe's Cos., Inc.	2,681,136
300	Murphy USA, Inc.	102,519
1,100	Penske Automotive Group, Inc.	183,766
900	Williams-Sonoma, Inc.†	139,860
		3,629,397
	Technology Hardware, Storage & Peripherals—1.1%
3,500	Dell Technologies, Inc., Class C	241,150
23,000	Hewlett Packard Enterprise Co.	399,510
23,000	HP, Inc.	591,100
2,800	NetApp, Inc.	212,464
		1,444,224
	Textiles, Apparel and Luxury Goods—0.1%
1,300	Levi Strauss & Co., Class A	17,654
549	Ralph Lauren Corp.	63,733
1,800	Skechers USA, Inc., Class A*	88,110
		169,497
	Tobacco—2.3%
25,300	Altria Group, Inc.	1,063,865
21,600	Philip Morris International, Inc.	1,999,728
		3,063,593
	Trading Companies and Distributors—0.7%
2,800	Ferguson PLC	460,516
900	United Rentals, Inc.	400,113
		860,629
	TOTAL COMMON STOCKS (Cost $109,350,783)	129,398,699

	Exchange-Traded Fund—1.0%
8,600	iShares Russell 1000 Value ETF† (Cost $1,351,537)	1,305,652

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

Shares		7-Day Yield	Value (Note 1 )
	Short-Term Investments—0.0%
515	State Street Navigator Securities Lending Government Money Market Portfolio (Cost $515)††	5.35%	$515
	TOTAL INVESTMENTS, AT VALUE—99.5% (Cost $110,702,835)		130,704,866
	Other Assets in Excess of Liabilities—0.5%		678,567
	NET ASSETS—100.0%		$131,383,433

Notes to the Schedule of Investments:
*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2023, the market value of the securities on loan was $1,012,015 (Note 1).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $1,034,115.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2023

At September 30, 2023, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	21.9%
Energy	16.2%
Health Care	15.9%
Industrials	12.0%
Information Technology	11.6%
Consumer Discretionary	6.6%
Consumer Staples	4.4%
Communication Services	4.2%
Utilities	3.5%
Materials	3.1%
Real Estate	0.1%
Short-Term Investments	0.0%
Total	99.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2023, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (continued)

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments;
•	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2023, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of September 30, 2023 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$10,123,818	$63,305	$—	$10,187,123
Austria	759,809	—	—	759,809
Belgium	1,712,294	—	—	1,712,294
Canada	16,747,535	—	—	16,747,535
Denmark	4,268,270	—	—	4,268,270
Finland	2,002,231	—	—	2,002,231
France	13,046,426	—	—	13,046,426
Germany	10,200,941	—	—	10,200,941
Hong Kong	2,997,169	10,810	—	3,007,979
Ireland	713,019	—	—	713,019
Israel	1,575,297	—	—	1,575,297
Italy	4,291,686	—	—	4,291,686
Japan	34,920,711	—	—	34,920,711
Netherlands	4,609,171	—	—	4,609,171
New Zealand	539,967	—	—	539,967
Norway	1,776,953	—	—	1,776,953
Portugal	434,248	—	—	434,248
Singapore	1,690,653	—	—	1,690,653
Spain	3,687,398	—	—	3,687,398
Sweden	4,235,342	—	—	4,235,342
Switzerland	12,026,001	—	—	12,026,001
United Kingdom	20,441,423	—	0	20,441,423
United States	254,835	—	—	254,835
Total Common Stocks	153,055,197	74,115	0	153,129,312
Affiliated Investment Company
United States	64,726,475	—	—	64,726,475
Warrants
Canada	—	0	—	0
Rights
Australia	—	0	—	0
Austria	—	0	—	0
Italy	0	—	—	0
United Kingdom	950	—	—	950
Total Rights	950	0	—	950
Preferred Stocks
Germany	779,044	—	—	779,044
Italy	38,290	—	—	38,290
Total Preferred Stock	817,334	—	—	817,334
Short-Term Investments	—	5,547,125	—	5,547,125
Total Investments, at Value	218,599,956	5,621,240	0	224,221,196
Total	$218,599,956	$5,621,240	$0	$224,221,196

At September 30, 2023, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (continued)

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value for the M International Equity Fund:

Investments in Securities	Balance as of December 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3*	Transfers out of Level 3	Balance as of September 30, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/23 for the period ended 9/30/23
Common Stocks	$-	$-	$-	$-	$-	$-	$-	$-	$-
Rights	-	-	-	-	-	-	-	-	-
Total	$-	$-	$-	$-	$-	$-	$-	$-	$-

* The Fund(s) recognize transfers between the levels as of the beginning of the period.

During the Period ended September 30, 2023, financial assets with a combined market value of $0 held by M International Equity Fund transferred from Level 1 to Level 3.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (continued)

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of September 30, 2023, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$10,250,734	$10,710,401
M Capital Appreciation Fund	7,632,131	7,810,108
M Large Cap Value Fund	1,012,015	1,034,630

2. Tax Information

As of September 30, 2023, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$217,796,057	$24,937,349	$(18,512,210)	$6,425,139
M Large Cap Growth Fund	159,015,260	63,847,428	(10,030,249)	53,817,179
M Capital Appreciation Fund	166,842,974	53,862,506	(20,247,803)	33,614,703
M Large Cap Value Fund	111,020,402	22,907,276	(3,222,812)	19,684,464

The Funds did not have any unrecognized tax benefits as of September 30, 2023, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2023, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2020 through December 2022. No examination of any of the Funds' tax filings is currently in progress.